UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-05757

                     The BlackRock Advantage Term Trust Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          100 Bellevue Parkway, Wilmington, DE                        19809
--------------------------------------------------------------------------------
         (Address of principal executive offices)                   (Zip code)

                           Robert S. Kapito, President
                     The BlackRock Advantage Term Trust Inc.
                    40 East 52nd Street, New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (302) 797-2449

Date of fiscal year end: 12/31/03

Date of reporting period: 6/30/03

ITEM 1.  REPORTS TO STOCKHOLDERS.
The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


---------------------------------------------

BlackRock
Closed-End Funds
Semi-Annual Report

JUNE 30, 2003 (UNAUDITED)

---------------------------------------------


BlackRock Advantage Term Trust (BAT)

BlackRock Investment Quality Term Trust (BQT)

BlackRock Preferred Opportunity Trust (BPP)




















NOT FDIC INSURED                                                          [LOGO]
MAY LOSE VALUE
NO BANK GUARANTEE

                                TABLE OF CONTENTS

Letter to Shareholders ....................................................   1
Trust Summaries ...........................................................   2
Portfolios of Investments .................................................   5
Financial Statements
    Statements of Assets and Liabilities ..................................  16
    Statements of Operations ..............................................  17
    Statements of Cash Flows ..............................................  18
    Statements of Changes in Net Assets ...................................  19
Financial Highlights ......................................................  20
Notes to Financial Statements .............................................  23
Dividend Reinvestment Plans ...............................................  29
Additional Information ....................................................  30





--------------------------------------------------------------------------------
                        PRIVACY PRINCIPLES OF THE TRUSTS

      The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

      Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

      The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.
--------------------------------------------------------------------------------

                             LETTER TO SHAREHOLDERS

                                                                   July 31, 2003

Dear Shareholder:

          We are pleased to report that during the semi-annual period, the Trusts provided monthly income, as well as the opportunity to invest in various portfolios of fixed income securities. This report contains the Trusts' unaudited financial statements and a listing of the portfolios' holdings.

          The portfolio management team continuously monitors the fixed income markets and adjusts the portfolios in order to gain exposure to various issuers and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

          The following table shows the Trusts' yields, closing market prices per share and net asset values ("NAV") per share as of June 30, 2003.

---------------------------------------------------------------------------------------------------------
                                                              CURRENT
                            TRUST                             YIELD(1)         MARKET PRICE         NAV
---------------------------------------------------------------------------------------------------------
 BlackRock Advantage Term Trust (BAT)                           5.89%             $11.89          $11.88
---------------------------------------------------------------------------------------------------------
 BlackRock Investment Quality Term Trust (BQT)                  1.06                9.43            9.42
---------------------------------------------------------------------------------------------------------
 BlackRock Preferred Opportunity Trust (BPP)                    7.99               25.02           26.04
---------------------------------------------------------------------------------------------------------

 (1) Current yield is based on market price.

          BlackRock, Inc. ("BlackRock"), a world leader in asset management, has a proven commitment to fixed income. As of June 30, 2003, BlackRock managed $194 billion in bonds, including 16 open-end and 44 closed-end bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world's largest institutional investors. BlackRock Advisors, Inc., which manages the Trusts, is a wholly owned subsidiary of BlackRock, Inc.

          On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Sincerely,


/s/ Laurence D. Fink                                   /s/ Ralph L. Schlosstein
--------------------                                   ------------------------
Laurence D. Fink                                       Ralph L. Schlosstein
Chief Executive Officer                                President
BlackRock Advisors, Inc.                               BlackRock Advisors, Inc.

CONSOLIDATED TRUST SUMMARIES (UNAUDITED)
JUNE 30, 2003

 BLACKROCK ADVANTAGE TERM TRUST

                                TRUST INFORMATION
--------------------------------------------------------------------------------
 Symbol on New York Stock Exchange:                                     BAT
--------------------------------------------------------------------------------
 Initial Offering Date:                                           April 27, 1990
--------------------------------------------------------------------------------
 Termination Date (on or shortly before):                      December 31, 2005
--------------------------------------------------------------------------------
 Closing Market Price as of 6/30/03:                                 $11.89
--------------------------------------------------------------------------------
 Net Asset Value as of 6/30/03:                                      $11.88
--------------------------------------------------------------------------------
 Yield on Closing Market Price as of 6/30/03 ($11.89):(1)              5.89%
--------------------------------------------------------------------------------
 Current Monthly Distribution per Share:(2)                          $ 0.058333
--------------------------------------------------------------------------------
 Current Annualized Distribution per Share:(2)                       $ 0.699996
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2) The distribution is not constant and is subject to change.

            The table below summarizes the changes in the Trust's market price and NAV:

                       ---------------------------------------------------------
                        6/30/03     12/31/02     CHANGE        HIGH        LOW
--------------------------------------------------------------------------------
 Market Price           $11.89       $11.85       0.34%       $12.03     $11.70
--------------------------------------------------------------------------------
 NAV                    $11.88       $12.01      (1.08)%      $12.06     $11.87
--------------------------------------------------------------------------------

            The following charts compare the Trust's asset composition and credit quality allocations:

-------------------------------------------------------------------------------------------
                                    SECTOR BREAKDOWN(1)
-------------------------------------------------------------------------------------------
 COMPOSITION                                            JUNE 30, 2003     DECEMBER 31, 2002
-------------------------------------------------------------------------------------------
 Agency Zero Coupon Bonds                                   68%                   66%
-------------------------------------------------------------------------------------------
 Stripped Money Market Instrument                            7                     7
-------------------------------------------------------------------------------------------
 Agency Multiple Class Mortgage Pass-Throughs                5                     1
-------------------------------------------------------------------------------------------
 Taxable Municipal Bonds                                     5                     5
-------------------------------------------------------------------------------------------
 Corporate Bonds                                             4                     7
-------------------------------------------------------------------------------------------
 Inverse Floating Rate Mortgages                             4                     6
-------------------------------------------------------------------------------------------
 Commercial Mortgage-Backed Securities                       2                     2
-------------------------------------------------------------------------------------------
 Principal Only Mortgage-Backed Securities                   2                     1
-------------------------------------------------------------------------------------------
 U.S. Government and Agency Securities                       1                     1
-------------------------------------------------------------------------------------------
 Interest Only Mortgage-Backed Securities                    1                     3
-------------------------------------------------------------------------------------------
 Mortgage Pass-Throughs                                      1                     1
-------------------------------------------------------------------------------------------

---------------
(1) Percentages based on long-term investments.

CONSOLIDATED TRUST SUMMARIES (UNAUDITED)
JUNE 30, 2003

 BLACKROCK INVESTMENT QUALITY TERM TRUST


                                TRUST INFORMATION
-------------------------------------------------------------------------------
 Symbol on New York Stock Exchange:                                   BQT
-------------------------------------------------------------------------------
 Initial Offering Date:                                         April 21, 1992
-------------------------------------------------------------------------------
 Termination Date (on or about):                             December 31, 2004
--------------------------------------------------------------------------------
 Closing Market Price as of 6/30/03:                                 $9.43
-------------------------------------------------------------------------------
 Net Asset Value as of 6/30/03:                                      $9.42
-------------------------------------------------------------------------------
 Yield on Closing Market Price as of 6/30/03 ($9.43):(1)              1.06%
-------------------------------------------------------------------------------
 Current Monthly Distribution per Share:(2)                          $0.008333
-------------------------------------------------------------------------------
 Current Annualized Distribution per Share:(2)                       $0.099996
-------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2) The distribution is not constant and is subject to change.

            The table below summarizes the changes in the Trust's market price and NAV:

                      ----------------------------------------------------------
                       6/30/03      12/31/02      CHANGE       HIGH       LOW
--------------------------------------------------------------------------------
 Market Price           $9.43         $9.69       (2.68)%      $9.82     $9.33
--------------------------------------------------------------------------------
 NAV                    $9.42         $9.44       (0.21)%      $9.53     $9.39
--------------------------------------------------------------------------------

            The following charts compare the Trust's asset composition and credit quality allocations:

--------------------------------------------------------------------------------------------
                                      SECTOR BREAKDOWN(1)
--------------------------------------------------------------------------------------------
 COMPOSITION                                             JUNE 30, 2003     DECEMBER 31, 2002
--------------------------------------------------------------------------------------------
 Corporate Bonds                                              19%                  27%
--------------------------------------------------------------------------------------------
 Inverse Floating Rate Mortgages                              18                    2
--------------------------------------------------------------------------------------------
 Agency Multiple Class Mortgage Pass-Throughs                 14                    3
--------------------------------------------------------------------------------------------
 U.S. Government and Agency Securities                        12                   14
--------------------------------------------------------------------------------------------
 Stripped Money Market Instrument                              9                   11
--------------------------------------------------------------------------------------------
 Non-Agency Multiple Class Mortgage Pass-Throughs              6                   14
--------------------------------------------------------------------------------------------
 Taxable Municipal Bonds                                       5                    6
--------------------------------------------------------------------------------------------
 Principal-Only Mortgage-Backed Securities                     5                    1
--------------------------------------------------------------------------------------------
 Mortgage Pass-Throughs                                        4                    8
--------------------------------------------------------------------------------------------
 Federal Housing Administration                                3                    5
--------------------------------------------------------------------------------------------
 Interest-Only Mortgage-Backed Securities                      2                    3
--------------------------------------------------------------------------------------------
 Commercial Mortgage-Backed Securities                         1                    2
--------------------------------------------------------------------------------------------
 Foreign Government Bonds                                      1                    2
--------------------------------------------------------------------------------------------
 Asset-Backed Securities                                       1                    1
--------------------------------------------------------------------------------------------
 Adjustable Rate Mortgages                                    --                    1
--------------------------------------------------------------------------------------------

---------------
(1) Percentages based on long-term investments.

TRUST SUMMARIES (UNAUDITED)
JUNE 30, 2003

 BLACKROCK PREFERRED OPPORTUNITY TRUST


                                TRUST INFORMATION
--------------------------------------------------------------------------------
 Symbol on New York Stock Exchange:                                   BPP
--------------------------------------------------------------------------------
 Initial Offering Date:                                        February 28, 2003
--------------------------------------------------------------------------------
 Closing Market Price as of 6/30/03:                                $25.02
--------------------------------------------------------------------------------
 Net Asset Value as of 6/30/03:                                     $26.04
--------------------------------------------------------------------------------
 Yield on Closing Market Price as of 6/30/03 ($25.02):(1)             7.99%
--------------------------------------------------------------------------------
 Current Monthly Distribution per Share:(2)                         $ 0.166667
--------------------------------------------------------------------------------
 Current Annualized Distribution per Share:(2)                      $ 2.000004
--------------------------------------------------------------------------------

(1) Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

(2) The distribution is not constant and is subject to change.


            The table below summarizes the changes in the Trust's market price and NAV since inception:

                              ------------------------------------------------
                               6/30/03            HIGH               LOW
------------------------------------------------------------------------------
 Market Price                   $25.02            $25.06           $24.31
------------------------------------------------------------------------------
 NAV                            $26.04            $26.06           $23.55
------------------------------------------------------------------------------


            The following charts compare the Trust's asset composition and credit quality allocations:

--------------------------------------------------------------------------------
                               SECTOR BREAKDOWN(1)
--------------------------------------------------------------------------------
 COMPOSITION                                                      JUNE 30, 2003
--------------------------------------------------------------------------------
 Finance & Banking                                                      60%
--------------------------------------------------------------------------------
 Energy                                                                 13
--------------------------------------------------------------------------------
 Real Estate                                                            10
--------------------------------------------------------------------------------
 Consumer Products                                                       2
--------------------------------------------------------------------------------
 Telecommunication                                                       2
--------------------------------------------------------------------------------
 Media                                                                   2
--------------------------------------------------------------------------------
 Automotive                                                              1
--------------------------------------------------------------------------------
 Transportation                                                          1
--------------------------------------------------------------------------------
 Conglomerates                                                           1
--------------------------------------------------------------------------------
 Hotels & Casinos                                                        1
--------------------------------------------------------------------------------
 Containers & Glass                                                      1
--------------------------------------------------------------------------------
 Industrial Equipment                                                    1
--------------------------------------------------------------------------------
 Health Care                                                             1
--------------------------------------------------------------------------------
 Electronics                                                             1
--------------------------------------------------------------------------------
 Ecological Services & Equipment                                         1
--------------------------------------------------------------------------------
 Forest Products                                                         1
--------------------------------------------------------------------------------
 Leisure                                                                 1
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                               CREDIT BREAKDOWN(2)
--------------------------------------------------------------------------------
 CREDIT RATING                                                    JUNE 30, 2003
--------------------------------------------------------------------------------
 AA/Aa                                                                  13%
--------------------------------------------------------------------------------
 A                                                                      33
--------------------------------------------------------------------------------
 BBB/Baa                                                                31
--------------------------------------------------------------------------------
 BB/Ba                                                                   7
--------------------------------------------------------------------------------
 B                                                                      12
--------------------------------------------------------------------------------
 Not Rated                                                               4
--------------------------------------------------------------------------------

----------------
(1) Percentages based on long-term investments.
(2) Using the higher of S&P, Moody's or Fitch rating. Percentage based on long-term investments.

CONSOLIDATED PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

 BLACKROCK ADVANTAGE TERM TRUST

                 PRINCIPAL
                  AMOUNT
   RATING(1)       (000)                   DESCRIPTION                                                                  VALUE
--------------------------------------------------------------------------------------------------------------------------------
                            LONG-TERM INVESTMENTS--123.0%
                            MORTGAGE PASS-THROUGHS--0.9%
                            Federal Home Loan Mortgage Corp.,
                  $  285      6.50%, 8/01/25 - 10/01/25 ........................................................     $   297,874
                      21      9.50%, 1/01/05 ...................................................................          23,512
                       2    Federal National Mortgage Assoc., 9.50%, 7/01/20 ...................................           2,442
                     674    Government National Mortgage Assoc., 8.00%, 1/15/26 - 7/15/27 ......................         728,580
                                                                                                                     -----------
                            Total Mortgage Pass-Throughs .......................................................       1,052,408
                                                                                                                     -----------
                            AGENCY MULTIPLE CLASS MORTGAGE PASS-THROUGHS--6.4%
                       6    Federal Home Loan Mortgage Corp., Ser. 1518, Class E, 4/15/22 ......................           5,737
                            Federal National Mortgage Assoc.,
                   1,136      Ser. 10, Class V, 7/25/13 ........................................................       1,160,363
                     318      Ser. 43, Class E, 4/25/22 ........................................................         341,086
                   3,461      Ser. 57, Class PE, 9/25/15 .......................................................       3,699,117
                   2,000      Ser. 58, Class ZD, 7/25/33 .......................................................       1,998,125
                                                                                                                     -----------
                            Total Agency Multiple Class Mortgage Pass-Throughs .................................       7,204,428
                                                                                                                     -----------
                            INVERSE FLOATING RATE MORTGAGES--5.1%
                            Federal Home Loan Mortgage Corp.,
                     470      Ser. 1601, Class SD, 10/15/08 ....................................................         474,786
                     727      Ser. 1621, Class SH, 11/15/22 ....................................................         772,567
                       5      Ser. 1635, Class P, 12/15/08 .....................................................           4,790
                      18      Ser. 1655, Class SB, 12/15/08 ....................................................          18,337
                            Federal National Mortgage Assoc.,
                     959      Ser. 32, Class SA, 5/25/32 .......................................................       1,010,947
                     974      Ser. 48, Class SC, 6/25/33 .......................................................         992,000
                     793      Ser. 190, Class S, 11/25/07 ......................................................       1,016,147
                     328      Ser. 214, Class S, 12/25/08 ......................................................         341,846
                     340      Ser. 214, Class SL, 12/25/08 .....................................................         358,949
AAA                  829    Sears Mortgage Securities Corp., Ser. 7, Class S3, 4/25/08 .........................         828,897
                                                                                                                     -----------
                            Total Inverse Floating Rate Mortgages ..............................................       5,819,266
                                                                                                                     -----------
                            INTEREST ONLY MORTGAGE-BACKED SECURITIES--1.3%
                            Federal Home Loan Mortgage Corp.,
                       3      Ser. 1543, Class VU, 4/15/23 .....................................................          39,741
                     526      Ser. 1588, Class PM, 9/15/22 .....................................................          45,217
                     372      Ser. 2115, Class IA, 11/15/10 ....................................................           2,152
                     923      Ser. 2130, Class PF, 4/15/11 .....................................................           8,225
                   7,423      Ser. 2542, Class IY, 5/15/16 .....................................................         320,105
                   6,400      Ser. 2543, Class IJ, 10/15/12 ....................................................         527,000
                            Federal National Mortgage Assoc.,
                   2,528      Ser. 9, Class PI, 7/25/09 ........................................................          11,628
                   1,682      Ser. 14, Class PI, 4/25/12 .......................................................           9,727
                   2,182      Ser. 61, Class S, 12/25/08 .......................................................          76,707
                   1,856      Ser. 68, Class EC, 9/25/10 .......................................................          28,772
                   2,817      Ser. 84, Class PJ, 1/25/08 .......................................................          55,772
                     487      Ser. 188, Class VA, 3/25/13 ......................................................          29,366
                   1,066      Ser. 194, Class PV, 6/25/08 ......................................................          67,939
                     403      Ser. 223, Class PT, 10/25/23 .....................................................          36,966
                            Government National Mortgage Assoc.,
                     296      Ser. 17, Class PF, 10/16/25 ......................................................           1,594
                   6,696      Ser. 25, Class SL, 7/20/29 .......................................................         196,691
                  11,420    Residential Funding Mortgage Securities I, Inc., Ser. S14, Class I-A16, 7/25/29 ....           3,569
                                                                                                                     -----------
                            Total Interest Only Mortgage-Backed Securities .....................................       1,461,171
                                                                                                                     -----------


                       See Notes to Financial Statements.

                 PRINCIPAL
                  AMOUNT
   RATING(1)       (000)                   DESCRIPTION                                                                  VALUE
--------------------------------------------------------------------------------------------------------------------------------
                            PRINCIPAL ONLY MORTGAGE-BACKED SECURITIES--2.0%
AAA              $    17    Collateralized Mortgage Obligation Trust, Ser. 29, Class A, 5/23/17 ................     $    15,322
                            Federal National Mortgage Assoc.,
                   1,444      Ser. 193, Class E, 9/25/23 .......................................................       1,012,480
                   1,406      Ser. 225, Class ME, 11/25/23 .....................................................       1,198,615
                                                                                                                     -----------
                            Total Principal Only Mortgage-Backed Securities ....................................       2,226,417
                                                                                                                     -----------
                            COMMERCIAL MORTGAGE-BACKED SECURITIES--2.0%
AAA                2,000    New York City Mortgage Loan Trust, Multifamily, Ser. 1996, Class A-2, 6.75%,
                              6/25/11(2) .......................................................................       2,303,437
                                                                                                                     -----------
                            ASSET-BACKED SECURITIES--0.0%
NR                   398    Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 9/15/07(2),(4),(5) ......          17,930
NR                   853    Structured Mortgage Asset Residential Trust, Ser. 3, 8.724%, 4/15/06(4),(5) ........          25,597
                                                                                                                     -----------
                            Total Asset-Backed Securities ......................................................          43,527
                                                                                                                     -----------
                            U.S. GOVERNMENT AND AGENCY SECURITIES--1.8%
                     420    Small Business Investment Companies, Ser. P10A-1, 6.12%, 2/01/08 ...................         450,884
                   1,450(3) U.S. Treasury Notes, 3.50%, 11/15/06 ...............................................       1,528,448
                                                                                                                     -----------
                            Total U.S. Government and Agency Securities ........................................       1,979,332
                                                                                                                     -----------
                            AGENCY ZERO COUPON BONDS--83.4%
                  12,407    Aid to Israel, 2/15/05 - 8/15/05 ...................................................      11,797,266
                  11,026    Financing Corp. (FICO) Strips, 12/06/05 ............................................      10,544,836
                            Government Trust Certificates,
                   5,220      Israel, Class 2-F, 5/15/05 .......................................................       5,064,674
                  13,760      Turkey, Class T-1, 5/15/05 .......................................................      13,350,557
                  22,926(3) Resolution Funding Corp., 7/15/05 ..................................................      22,287,970
                   6,216(3) Tennessee Valley Authority, 11/01/05 ...............................................       5,934,353
                  26,000(3) U.S. Treasury Note Strips, 8/15/05 - 11/15/05 ......................................      25,238,424
                                                                                                                     -----------
                            Total Agency Zero Coupon Bonds .....................................................      94,218,080
                                                                                                                     -----------
                            TAXABLE MUNICIPAL BONDS--6.2%
AAA                1,000    Alameda County California Pension Oblig., Zero Coupon, 12/01/05 ....................         951,330
AAA                1,000    Alaska Energy Auth. Pwr. Rev., Zero Coupon, 7/01/05 ................................         964,700
Aaa                1,167    Kern County California Pension Oblig., Zero Coupon, 8/15/03 - 8/15/05 ..............       1,116,049
                            Long Beach California Pension Oblig.,
AAA                1,170    Zero Coupon, 9/01/03 - 9/01/05 .....................................................       1,118,122
AAA                  500      7.09%, 9/01/09 ...................................................................         606,270
                            Los Angeles County California Pension Oblig.,
AAA                1,135      Zero Coupon, 12/31/03 - 6/30/05 ..................................................       1,088,195
AAA                1,000      Series A, 8.62%, 6/30/06 .........................................................       1,182,020
                                                                                                                     -----------
                            Total Taxable Municipal Bonds ......................................................       7,026,686
                                                                                                                     -----------
                            CORPORATE BONDS--5.2%
                            ENERGY--0.9%
BBB+               1,000    Israel Electric Corp., Ltd., 7.25%, 12/15/06, (Israel)(2) ..........................       1,087,310
                                                                                                                     -----------
                            FINANCE & BANKING--1.9%
AA+                  950(3) Citigroup, Inc., 5.75%, 5/10/06 ....................................................       1,046,681
NR                 1,174    Equitable Life Assurance Society, Zero Coupon, 12/01/03 - 12/01/05(2) ..............       1,100,593
                                                                                                                     -----------
                            Total Finance & Banking ............................................................       2,147,274
                                                                                                                     -----------
                            TELECOMMUNICATION--1.0%
A                  1,000    Alltel Corp., 7.50%, 3/01/06 .......................................................       1,132,410
                                                                                                                     -----------
                            TRANSPORTATION--1.4%
NR                 1,613    Union Pacific Corp., Zero Coupon, 11/01/03 - 5/01/05 ...............................       1,551,933
                                                                                                                     -----------
                            Total Corporate Bonds ..............................................................       5,918,927
                                                                                                                     -----------
                            STRIPPED MONEY MARKET INSTRUMENT--8.7%
                  10,000    Vanguard Prime Money Market Portfolio, 12/31/04 ....................................       9,778,000
                                                                                                                     -----------
                            Total Long-Term Investments (cost $126,440,234) ....................................     139,031,679
                                                                                                                     -----------


                       See Notes to Financial Statements.

                 PRINCIPAL
                  AMOUNT
                   (000)                   DESCRIPTION                                                                  VALUE
--------------------------------------------------------------------------------------------------------------------------------
                            SHORT-TERM INVESTMENT--0.4%
                            DISCOUNT NOTE--0.4%
                   $ 500    Federal Home Loan Bank, 0.95%, 7/01/03 (cost $500,000) .............................    $    500,000
                                                                                                                    ------------

                            Total investments--123.4% (cost $126,940,234) ......................................     139,531,679
                            Liabilities in excess of other assets--(23.4)% .....................................     (26,498,270)
                                                                                                                    ------------
                            NET ASSETS--100% ...................................................................    $113,033,409
                                                                                                                    ============

----------------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.
(2) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2003, the Trust held 4.0% of its net assets, with a current market value of $4,509,270, in securities restricted as to resale.
(3) Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
(4)  Illiquid securities representing 0.04% of net assets.
(5)  Security is fair valued.











                       See Notes to Financial Statements.

CONSOLIDATED PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

 BLACKROCK INVESTMENT QUALITY TERM TRUST

                 PRINCIPAL
                  AMOUNT
   RATING(1)       (000)                   DESCRIPTION                                                                  VALUE
--------------------------------------------------------------------------------------------------------------------------------
                            LONG-TERM INVESTMENTS--123.5%
                            MORTGAGE PASS-THROUGHS--5.0%
                            Federal Home Loan Mortgage Corp.,
                $  3,714      6.50%, 9/01/25 - 6/01/29 .........................................................     $ 3,870,734
                   1,840      7.00%, 12/01/28 ..................................................................       1,932,230
                  11,049    Federal National Mortgage Assoc., 6.50%, 8/01/28 - 6/01/29 .........................      11,537,304
                                                                                                                     -----------
                            Total Mortgage Pass-Throughs .......................................................      17,340,268
                                                                                                                     -----------
                            FEDERAL HOUSING ADMINISTRATION--4.2%
                   1,198    Colonial Project, Ser. 37, 7.40%, 12/01/22 .........................................       1,309,902
                   4,127    GMAC Project, Ser. 51, 7.43%, 2/01/21 ..............................................       4,513,631
                            USGI Projects,
                     530      Ser. 99, 7.43%, 10/01/23 .........................................................         579,864
                   7,366      Ser. 885, 7.43%, 3/01/22 .........................................................       8,059,914
                                                                                                                     -----------
                            Total Federal Housing Administration ...............................................      14,463,311
                                                                                                                     -----------
                            AGENCY MULTIPLE CLASS MORTGAGE PASS-THROUGHS--17.6%
                            Federal Home Loan Mortgage Corp.,
                     552      Ser. 1666, Class K, 1/15/24 ......................................................         556,476
                  3,1972      Ser. 1680, Class Z, 2/15/24 ......................................................       3,210,650
                     682      Ser. 2061, Class K, 4/20/25 ......................................................         683,378
                     485(2)   Ser. 2360, Class GM, 6/15/29 .....................................................         487,420
                   5,000      Ser. 2424, Class OL, 2/15/25 .....................................................       5,037,550
                   2,727      Ser. 2601, Class WS, 11/15/29 ....................................................       2,783,522
                            Federal National Mortgage Assoc.,
                   1,344      Ser. 43, Class E, 4/25/22 ........................................................       1,441,087
                  16,688(2)   Ser. 44, Class ZB, 6/25/33 .......................................................      16,678,541
                  10,067(2)   Ser. 58, Class ZD, 7/25/33 .......................................................      10,057,562
                  18,400(2)   Ser. 58, Class ZG, 7/25/33 .......................................................      18,388,500
                     644(2)   Ser. 73, Class JC, 11/15/17 ......................................................         646,517
                   1,000      Ser. 86, Class AK, 12/25/32 ......................................................       1,000,960
                                                                                                                     -----------
                            Total Agency Multiple Class Mortgage Pass-Throughs .................................      60,972,163
                                                                                                                     -----------
                            NON-AGENCY MULTIPLE CLASS MORTGAGE PASS-THROUGHS--7.2%
AAA                2,152    Countrywide Home Loans, Inc., Ser. 21, Class A2, 5.75%, 11/25/17 ...................       2,187,101
                            GE Capital Mortgage Services, Inc.,
AAA               18,747      Ser. 10, Class A10, 6.50%, 3/25/24 ...............................................      18,776,245
AAA                1,093      Ser. 13, Class A11, 6.50%, 4/25/24 ...............................................       1,096,449
A                  2,478    GSR Mortgage Loan Trust, Ser. 4, Class B2, 6.887%, 4/25/32 .........................       2,534,249
AAA                  300    Residential Asset Securitization Trust, Ser. A4, Class A3, 6.75%, 5/25/32 ..........         304,125
                                                                                                                     -----------
                            Total Non-Agency Multiple Class Mortgage Pass-Throughs .............................      24,898,169
                                                                                                                     -----------
                            ADJUSTABLE RATE MORTGAGE SECURITIES--0.4%
AAA                1,544    Residential Funding Mortgage Securities I, Inc., Ser. S15, Class A16, 4/25/08 ......       1,549,230
                                                                                                                     -----------
                            INVERSE FLOATING RATE MORTGAGES--21.5%
                            Federal Home Loan Mortgage Corp.,
                      79      Ser. 1565, Class OA, 8/15/08 .....................................................          79,026
                      58      Ser. 1635, Class P, 12/15/08 .....................................................          58,128
                      79      Ser. 1655, Class SB, 12/15/08 ....................................................          81,900
                  13,851(2)   Ser. 2499, Class JS, 10/15/29 ....................................................      13,933,070
                   1,732      Ser. 2513, Class SI, 10/15/32 ....................................................       1,737,091
                     872      Ser. 2528, Class SE, 11/15/32 ....................................................          87,740
                  13,910(2)   Ser. 2539, Class SC, 6/15/31 .....................................................      14,144,869
                   6,150(2)   Ser. 2543, Class CY, 12/15/32 ....................................................       6,272,796
                   1,569      Ser. 2550, Class TD, 2/15/28 .....................................................       1,573,140
                     333      Ser. 2557, Class SA, 1/15/33 .....................................................         334,222
                   2,264      Ser. 2565, Class SD, 1/15/33 .....................................................       2,268,790
                   8,866(2)   Ser. 2572, Class SW, 2/15/33 .....................................................       8,999,044
                   2,286(2)   Ser. 2575, Class QS, 9/15/31 .....................................................       2,301,413


                       See Notes to Financial Statements.

                 PRINCIPAL
                  AMOUNT
   RATING(1)       (000)                   DESCRIPTION                                                                  VALUE
--------------------------------------------------------------------------------------------------------------------------------
                            INVERSE FLOATING RATE MORTGAGES (CONTINUED)
                            Federal National Mortgage Assoc.,
                $  9,153(2)   Ser. 11, Class SN, 2/25/33 .......................................................     $ 9,299,260
                       6      Ser. 17, Class SA, 1/25/09 .......................................................           6,521
                  10,118(2)   Ser. 18, Class SE, 3/25/33 .......................................................      10,187,394
                   1,912      Ser. 93, Class SK, 1/25/33 .......................................................       1,941,056
                   1,000      Ser. 143, Class SC, 8/25/23 ......................................................       1,056,760
AAA                  159    Residential Funding Mortgage Securities I, Inc., Ser. S15, Class A17, 4/25/08 ......         162,401
                                                                                                                     -----------
                            Total Inverse Floating Rate Mortgages ..............................................      74,524,621
                                                                                                                     -----------
                            INTEREST ONLY MORTGAGE-BACKED SECURITIES--2.0%
                  24,647    Citicorp Mortgage Securities, Inc., Ser. 3, Class A3, 5/25/29 ......................          23,415
                   7,496    Credit Suisse First Boston Mortgage Securities Corp., Ser. S15, Class 2AIO, 7/25/04          304,535
                            Federal Home Loan Mortgage Corp.,
                     103      Ser. 1489, Class K, 10/15/07 .....................................................           2,879
                   3,309      Ser. 1918, Class SC, 1/15/04 .....................................................          36,191
                   1,000      Ser. 2134, Class PJ, 4/15/11 .....................................................          10,469
                   6,986      Ser. 2417, Class PI, 4/15/25 .....................................................          85,136
                            Federal National Mortgage Assoc.,
                   3,086      Ser. 24, Class SE, 3/25/09 .......................................................         512,487
                  12,734      Ser. 37, Class SD, 10/25/22 ......................................................         449,660
                   1,146      Ser. 42, Class SO, 3/25/23 .......................................................          62,633
                   6,244      Ser. 60, Class PI, 10/25/20 ......................................................          28,721
                  11,672      Ser. 68, Class IK, 8/25/10 .......................................................         164,140
                   4,091      Ser. 81, Class S, 12/18/04 .......................................................         130,406
                  22,174    GMAC Mortgage Corp. Loan Trust, Ser. HE2, Class AIO, 6/25/27 .......................       1,876,364
                  20,000    Impac Secured Assets Corp., Ser. 1, Class AIO, 7/25/04 .............................         850,914
                      46    PNC Mortgage Securities Corp., Ser. 5, Class 1A-11, 7/25/29 ........................              43
                  28,972    Residential Asset Mortgage Products, Inc., Ser. RS2, Class AIIO, 9/25/04 ...........         906,824
                  16,250    Residential Funding Mortgage Securities II, Inc., Ser. HI2, Class AIO, 9/25/04 .....       1,588,437
                                                                                                                     -----------
                            Total Interest Only Mortgage-Backed Securities .....................................       7,033,254
                                                                                                                     -----------
                            PRINCIPAL ONLY MORTGAGE-BACKED SECURITIES--5.5%
                            Federal Home Loan Mortgage Corp.,
                   2,332      Ser. 2412, Class CO, 2/15/32 .....................................................       2,325,119
                   4,872(2)   Ser. 2576, Class O, 2/15/33 ......................................................       4,858,990
                            Federal National Mortgage Assoc.,
                   1,384      Ser. 1, Class A, 2/25/24 .........................................................       1,373,333
                   6,234(2)   Ser. 18, Class OG, 3/25/33 .......................................................       6,042,627
                   3,434      Ser. 64, Class CO, 10/25/32 ......................................................       3,357,053
                     411      Ser. 100, Class J, 6/25/23 .......................................................         409,575
                     164      Ser. 100, Class L, 6/25/23 .......................................................         163,830
                     288      Ser. 100, Class M, 6/25/23 .......................................................         286,703
                     329      Ser. 100, Class N, 6/25/23 .......................................................         327,660
                                                                                                                     -----------
                            Total Principal Only Mortgage-Backed Securities ....................................      19,144,890
                                                                                                                     -----------
                            COMMERCIAL MORTGAGE-BACKED SECURITIES--1.7%
AAA                5,000    New York City Mortgage Loan Trust, Multifamily, Ser. 1996, Class A2, 6.75%,
                              6/25/11(3) .......................................................................       5,758,594
                                                                                                                     -----------
                            ASSET-BACKED SECURITIES--1.2%
NR                 2,550    Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 9/15/07(3),(4),(5) ......         114,729
                            Structured Mortgage Asset Residential Trust,(4),(5)
NR                 3,849      Ser. 2, 8.24%, 3/15/06 ...........................................................         115,460
NR                 4,266      Ser. 3, 8.724%, 4/15/06 ..........................................................         127,988
Aa1                4,000    Student Loan Marketing Assoc., Ser. 1, Class CTFS, 1.83%, 10/25/09 .................       4,000,000
                                                                                                                     -----------
                            Total Asset-Backed Securities ......................................................       4,358,177
                                                                                                                     -----------
                            U.S. GOVERNMENT AND AGENCY SECURITIES--14.1%
                            Small Business Administration,
                   1,165      Ser. 20F, 7.55%, 6/01/16 .........................................................       1,336,676
                   1,034      Ser. 20G, 7.70%, 7/01/16 .........................................................       1,192,762
                   2,977      Ser. 20K, 6.95%, 11/01/16 ........................................................       3,356,762
                     719    Small Business Investment Companies, Ser. P10A-1, 6.12%, 2/01/08 ...................         772,061
                   1,000    U.S. Treasury Bond, 5.375%, 2/15/31 ................................................       1,126,055
                  30,000    U.S. Treasury Bond Strip, Zero Coupon, 11/15/04 ....................................      29,527,590


                       See Notes to Financial Statements.

                 PRINCIPAL
                  AMOUNT
   RATING(1)       (000)                   DESCRIPTION                                                                  VALUE
--------------------------------------------------------------------------------------------------------------------------------
                            U.S. GOVERNMENT AND AGENCY SECURITIES--(CONT'D) U.S.
                            Treasury Notes,
                $  5,400(2)   5.25%, 5/15/04 ....................................................................   $  5,597,861
                     870      5.875%, 11/15/04 ..................................................................        925,904
                   4,950(2)   6.00%, 8/15/04 ....................................................................      5,222,636
                                                                                                                    ------------
                            Total U.S. Government and Agency Securities .........................................     49,058,307
                                                                                                                    ------------
                            TAXABLE MUNICIPAL BONDS--6.4%

AAA                2,000    Fresno California Pension Oblig., 7.15%, 6/01/04 ....................................      2,108,240
AAA                4,000    Los Angeles County California Pension Oblig., 6.77%, 6/30/05 ........................      4,401,280
AAA                7,000    New Jersey Econ. Dev. Auth., Zero Coupon, 2/15/04 ...................................      6,928,180
A                  5,000    New York City, G.O., 7.50%, 4/15/04 .................................................      5,221,700
AA-                1,000    New York State Envir. Facs. Corp., Service Contract Rev., 6.95%, 9/15/04 ............      1,061,580
AAA                2,250    San Francisco City & Cnty. Arpt. Comn., Intl. Arpt. Rev., 6.55%, 5/01/04 ............      2,345,355
                                                                                                                    ------------
                            Total Taxable Municipal Bonds .......................................................     22,066,335
                                                                                                                    ------------
                            CORPORATE BONDS--23.8%
                            AEROSPACE & DEFENSE--0.9%
BBB-               3,000    Northrop Grumman Corp., 8.625%, 10/15/04 ............................................      3,256,740
                                                                                                                    ------------
                            BUILDING & DEVELOPMENT--1.5%
BBB+               5,000    Pulte Corp., 8.375%, 8/15/04 ........................................................      5,347,050
                                                                                                                    ------------
                            CONSUMER PRODUCTS--0.6%
BBB+               2,000    General Mills, Inc., 8.75%, 9/15/04 .................................................      2,170,400
                                                                                                                    ------------
                            ENERGY--3.3%
BBB                4,000    Amerada Hess Corp., 5.30%, 8/15/04 ..................................................      4,157,949
BBB+               3,500    Israel Electric Corp., Ltd., 7.25%, 12/15/06 (Israel)(3) ............................      3,805,585
Baa1               2,000    Ohio Edison Co., 8.625%, 9/15/03 ....................................................      2,029,290
BB+                1,225    Pinnacle One Partners LP, 8.83%, 8/15/04(3) .........................................      1,280,125
                                                                                                                    ------------
                            Total Energy ........................................................................     11,272,949
                                                                                                                    ------------
                            FINANCE & BANKING--9.3%
Aa2                2,500    Bank of America Corp., 7.875%, 5/16/05 ..............................................      2,790,550
AA+                1,850    Citigroup, Inc., 5.75%, 5/10/06 .....................................................      2,038,274
Aa3                3,000    Den Danske Bank, 7.25%, 6/15/05 (Denmark)3 ..........................................      3,309,148
A3                 4,000    Ford Motor Credit Co., 6.70%, 7/16/04 ...............................................      4,160,000
A                  4,000    John Deere Capital Corp., 5.52%, 4/30/04 ............................................      4,129,400
Aa3                4,000    Merrill Lynch & Co., Inc., 6.00%, 11/15/04 ..........................................      4,246,880
A+                 1,000    MetLife, Inc., 6.30%, 11/01/033 .....................................................      1,016,740
A+                 3,100    Reliaster Financial Corp., 6.625%, 9/15/03 ..........................................      3,132,829
                            UBS PaineWebber Group, Inc.,
AAA                  500      6.90%, 2/09/04 ....................................................................        517,030
AAA                2,000      8.875%, 3/15/05 ...................................................................      2,222,640
                            Xtra, Inc.,
A-                 2,000      6.50%, 1/15/04 ....................................................................      2,037,740
A-                 2,500      7.22%, 7/31/04 ....................................................................      2,612,600
                                                                                                                    ------------
                            Total Finance & Banking .............................................................     32,213,831
                                                                                                                    ------------
                            TELECOMMUNICATION--2.2%
A                  2,000    Alltel Corp., 7.50%, 3/01/06 ........................................................      2,264,820
BBB+               5,000    Telekom Malaysia Berhad, 7.125%, 8/01/05 (Malaysia)(3) ..............................      5,409,700
                                                                                                                    ------------
                            Total Telecommunication .............................................................      7,674,520
                                                                                                                    ------------
                            TRANSPORTATION--0.1%
Caa2                 400    American Airlines, Inc., 10.44%, 3/04/07 ............................................        192,000
                                                                                                                    ------------
                            OTHER--5.9%
A3                18,320(2) Targeted Return Index Securities Trust, Ser. 5, Floating Coupon, 1/25/07(3) .........     20,357,184
                                                                                                                    ------------
                            Total Corporate Bonds ...............................................................     82,484,674
                                                                                                                    ------------
                            FOREIGN GOVERNMENT BONDS--1.6%
A+                 5,000(2) Quebec Province, 8.625%, 1/19/05 (Canada) ...........................................      5,537,300
                                                                                                                    ------------
                            STRIPPED MONEY MARKET INSTRUMENTS--11.3%
                  40,000    Vanguard Prime Money Market Portfolio, 12/31/04 .....................................     39,112,000
                                                                                                                    ------------
                            Total Long-Term Investments--123.5% (cost $407,252,718) .............................    428,301,293
                                                                                                                    ------------

                       See Notes to Financial Statements.

                 PRINCIPAL
                  AMOUNT
   RATING(1)       (000)                   DESCRIPTION                                                                  VALUE
--------------------------------------------------------------------------------------------------------------------------------
                            SHORT-TERM INVESTMENT--5.2%
                            DISCOUNT NOTE
                 $17,900    Federal Home Loan Bank, 0.95%, 7/01/03 (cost $17,900,000) ...........................   $ 17,900,000
                                                                                                                    ------------
                            Total investments before investment sold short--128.7% (cost $425,152,718) ..........     446,201,293
                                                                                                                    ------------
                            INVESTMENT SOLD SHORT--(0.3%)
                   1,000    U.S. Treasury Note, 3.25%, 5/31/04 (proceeds $1,008,125) ............................     (1,020,195)
                                                                                                                    ------------
                            Total investments, net of investment sold short--128.4% (cost $424,144,593) .........    445,181,098
                            Liabilities in excess of other assets--(28.4)% ......................................    (98,517,696)
                                                                                                                    ------------
                            NET ASSETS--100% ....................................................................   $346,663,402
                                                                                                                    ============


-----------------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.
(2) Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2003, the Trust held 11.8% of its net assets, with a current market value of $41,051,805, in securities restricted as to resale.
(4)  Illiquid securities representing 0.10% of net assets.
(5)  Security is fair valued.













                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

  BLACKROCK PREFERRED OPPORTUNITY TRUST

   RATING(1)      SHARES                   DESCRIPTION                                                                  VALUE
--------------------------------------------------------------------------------------------------------------------------------
                            LONG-TERM INVESTMENTS--143.0%
                            PREFERRED SECURITIES--67.0%
                            ENERGY--8.8%
BBB+             330,000    Alabama Power Co., Class A, 5.20% ...................................................   $  8,563,500
BBB-              21,800    Anadarko Petroleum Corp., Ser. B, 5.46% .............................................      2,267,200
BBB              105,000    Apache Corp., Ser. B, 5.68% .........................................................     11,130,000
BBB+                 900    Central Maine Power Co., 3.50% ......................................................         51,300
B-                60,000    Chesapeake Energy Corp., 6.00%(2) ...................................................      3,645,000
BBB-               8,000    EOG Resources Inc., Ser. B, 7.20% ...................................................      8,868,960
B-               115,000    Hanover Compressor Capital Trust, 7.25% .............................................      5,405,000
BBB+              24,000    Peco Energy Company, Ser. D, 4.68% ..................................................      2,142,000
                                                                                                                    ------------
                                                                                                                      42,072,960
                                                                                                                    ------------
                            FINANCE & BANKING--42.2%
A2                 5,000    ABN Amro N.A. Capital Funding Right, 6.97%(2) .......................................      5,837,050
Baa2             210,000    ACE Ltd., Ser. C, 7.80% (Cayman Islands) ............................................      5,453,438
                            AMBAC Financial Group Inc.,
AA                65,000      5.88% .............................................................................      1,667,250
AA               111,443      5.95% .............................................................................      2,841,797
BBB+             253,100    AOL Time Warner Inc., Ser. A-1, 7.63% (CABCO) .......................................      6,473,823
A3                30,000    Banesto Hldgs. Ltd., Ser. A, 10.50% (Guernsey)(2) ...................................        870,000
                            Bear Stearns Cos. Inc., The,
A-                75,000      Ser. E, 6.15% .....................................................................      4,007,813
A-                25,000      Ser. F, 5.72% .....................................................................      1,297,000
A-                75,000      Ser. G, 5.49% .....................................................................      3,903,750
B                 60,000    Chevy Chase Preferred Capital Corp., Ser. A, 10.38% .................................      3,319,800
AA                10,050    Citigroup Inc., Ser. M, 5.86% .......................................................        536,168
Aa3                7,200    Credit Suisse First Boston, Ser. 10, 7.00% (SATURNS) ................................        190,800
BBB+             137,500    Everest Re Capital Trust, 7.85% .....................................................      3,778,500
                            Federal National Mortgage Assoc.,
AA               200,000      4.75% .............................................................................      9,700,000
AA               500,000      5.13% .............................................................................     25,900,000
BBB-             120,000    First Republic Preferred Capital Corp., 7.25% .......................................      3,000,000
A2                85,000    Fleet Capital Trust VII, 7.20% ......................................................      2,306,953
A2                26,100    Fleet Capital Trust VIII, 7.20% .....................................................        716,119
A-                16,000    Fortis Funding Trust, 7.68%(2) ......................................................     18,489,370
                            ING Groep NV, (Netherlands)
A-                76,700      7.05% .............................................................................      2,062,463
A-               560,337      7.20% .............................................................................     15,207,896
                            JP Morgan Chase & Co.,
A                 40,000      Ser. A, 5.00% .....................................................................      3,884,400
A                 20,000      Ser. L, 4.50% .....................................................................      1,997,200
A3                90,000    Lehman Brothers Holdings Capital Trust III, Ser. K, 6.38% ...........................      2,367,900
BBB+              79,160    Lehman Brothers Holdings Inc., Ser. C, 5.94% ........................................      4,185,981
A1                20,000    Merrill Lynch Preferred Capital Trust III, 7.00% ....................................        546,400
A1                11,900    Merrill Lynch Preferred Capital Trust V, 7.28% ......................................        330,701
Aa3                1,300    Morgan Stanley, Class A, 7.05% (PPLUS) ..............................................         35,295
A1               537,000    Morgan Stanley Capital Trust III, 6.25% .............................................     13,911,656
A1               200,000    Morgan Stanley Capital Trust IV, 6.25% ..............................................      5,162,000
BBB+             175,200    NB Capital Corp., 8.35% .............................................................      4,949,400
A                160,000    Partner Re Ltd., Ser. C, 6.75% (Bermuda) ............................................      4,152,000
BBB+              18,400    PLC Capital Trust IV, 7.25% .........................................................        493,120
BBB              271,725    Renaissance Re Holdings Ltd., Ser. B, 7.30% (Bermuda) ...............................      7,092,023
A1               200,000    Royal Bank of Scotland Group PLC, 5.75% (United Kingdom) ............................      4,900,000
                            Safeco Capital Trust,
Baa2              17,600      Ser. 5, 8.25% (SATURNS) ...........................................................        464,464
Baa2               6,000      Ser. 7,  8.25% (SATURNS) ..........................................................        161,100


                       See Notes to Financial Statements.

   RATING(1)      SHARES                   DESCRIPTION                                                                  VALUE
--------------------------------------------------------------------------------------------------------------------------------
                            FINANCE & BANKING--(CONT'D)
                            Safeco Capital Trust I,
Baa2               4,100      8.072% (CORTS) ....................................................................   $    109,470
Baa2               2,000      8.375% (CORTS) ....................................................................         54,400
Baa2              29,200      8.75% (CORTS) .....................................................................        831,324
Baa2               6,500      Ser. 4, Class A-1, 8.75% (CORTS) ..................................................        176,995
Baa2              14,700    Safeco Capital Trust II, 8.70% (CORTS) ..............................................        399,840
A                 10,000    SG Preferred Capital II LLC, 6.302%2 ................................................     11,084,500
A3                    60    Union Planters Preferred Funding Corp., 7.75%(2) ....................................      5,619,998
BBB               11,100    Valero Energy Corp., Class A, 7.25% (PPLUS) .........................................        297,966
Baa1               5,200    Washington Mutual Capital I, Ser. 22, Class A-1, 7.65% (CORTS) ......................        140,920
Aa3              105,500    Wells Fargo Capital VII, 5.85% ......................................................      2,700,800
                            XL Capital Ltd., (Cayman Islands)
A-                13,500      Ser. A, 8.00% .....................................................................        375,975
A                 53,090      Ser. B, 7.625% ....................................................................      1,464,753
Baa1             143,865    Zions Capital Trust, Ser. B, 8.00% ..................................................      4,010,953
Baa2               2,000    Zurich Regcaps Funding Trust II, 6.58%(2) ...........................................      1,899,920
                                                                                                                    ------------
                                                                                                                     201,361,444
                                                                                                                    ------------
                            MEDIA--1.4%
BBB-             110,000    Comcast Corp., 2.00%, 11/15/29 ......................................................      3,630,000
B                 30,000    CSC Holdings Inc., Ser. M, 11.13% ...................................................      3,090,000
                                                                                                                    ------------
                                                                                                                       6,720,000
                                                                                                                    ------------
                            REAL ESTATE--12.6%

BBB              170,000    AMB Property Corp., Ser. L, 6.50% ...................................................      4,250,000
BBB               33,000    Avalonbay Cmnts. Inc., Ser. H, 8.70% ................................................        953,771
BBB-             120,000    Developers Diversified Reality, 7.38% ...............................................      3,000,000
BBB               77,400    Equity Office Properties Trust, Ser. G, 7.75% .......................................      2,145,528
BBB              300,000    Equity Residential, Ser. N, 6.48% ...................................................      7,504,688
A2                 5,000    Firstar Realty LLC, 8.875%(2) .......................................................      6,966,000
BBB+             255,000    Kimco Realty Corp., Class F, 6.65% ..................................................      6,579,000
BBB-             324,000    Regency Ctrs. Corp., 7.45% ..........................................................      8,453,160
A                     30    Sun Trust Real Estate Investment Corp., 9.00%(2) ....................................      4,286,952
A2               271,200    Wachovia Preferred Funding Corp., Ser. A, 7.25% .....................................      7,509,528
A-               320,000    Weingarten Reality Investors, Ser. D, 6.75% .........................................      8,400,000
                                                                                                                    ------------
                                                                                                                      60,048,627
                                                                                                                    ------------
                            TELECOMMUNICATION--1.9%
BBB+               8,000    Centaur Funding, 9.08% (Cayman Islands)(2) ..........................................      9,041,600
                                                                                                                    ------------
                            Total Preferred Securities ..........................................................    319,244,631
                                                                                                                    ------------

             -----------
              PRINCIPAL
               AMOUNT
                (000)
             -----------
                            BANK TRUST PREFERRED SECURITIES--51.9%
                            ENERGY--7.4%
BBB              $10,000    ComEd Financing III, 6.35%, 3/15/33 .................................................     10,320,417
Baa2              10,180    Dominion Resources Capital Trust III, 8.40%, 1/15/31 ................................     12,622,561
BBB-               8,000    KN Capital Trust III, 7.63%, 4/15/28 ................................................      8,982,826
Ba1                3,000    Puget Sound Energy Capital Trust I, Ser. B, 8.231%, 6/01/27 .........................      3,236,700
                                                                                                                    ------------
                                                                                                                      35,162,504
                                                                                                                    ------------
                            FINANCE & BANKING--41.5%
A                 12,000    Abbey National Capital, 8.963%, 12/29/49 ............................................     17,218,800
A-                5,0003    ABN Amro N.A. Holding, 6.523%, 12/29/49(2) ..........................................      5,700,000
BBB+               5,000    ACE Capital Trust II, 9.70%, 4/01/30 ................................................      6,685,200
AA                11,000    American General Institutional Capital B, 8.125%, 3/15/46(2) ........................     14,988,110
BBB                6,000    Aon Capital A, 8.205%, 1/01/27 ......................................................      7,050,190
A                  7,000    AXA SA, 8.60%, 12/15/30 (France) ....................................................      8,963,836
Aa3               14,000    Barclays Bank PLC, 6.86%, 9/29/49 (United Kingdom)(2) ...............................     16,156,420
NR                 5,500    BNP Paribas Capital Trust, 7.20% ....................................................      5,830,000
NR                 9,000    California Preferred Funding Trust, 7.00%, 12/31/49 .................................      9,427,500
A                  2,623    Chase Capital I, Ser. A, 7.67%, 12/01/26 ............................................      2,900,118


                       See Notes to Financial Statements.

                 PRINCIPAL
                  AMOUNT
   RATING(1)       (000)                   DESCRIPTION                                                                  VALUE
--------------------------------------------------------------------------------------------------------------------------------
                            FINANCE & BANKING--(CONT'D)
NR              $     80    Chase Capital XI, 5.875%, 6/15/33 ...................................................   $  1,996,000
BBB-               1,000    Colonial Capital II, Ser. A, 8.92%, 1/15/27 .........................................      1,111,600
A2                 3,000    Dresdner Funding Trust I, 8.151%, 6/30/31(2) ........................................      3,315,869
Baa2                 500    FCB/NC Capital Trust I, 8.05%, 3/23/28 ..............................................        491,299
Baa2               5,000    Greenpoint Capital Trust I, 9.10%, 6/01/27 ..........................................      5,904,150
NR                 6,000    HBOS Capital Funding LP, 6.85%, 3/01/49 .............................................      6,360,000
A2                11,000    HSBC Capital Funding LP, 10.176%, 12/29/49 (Jersey)2 ................................     17,164,400
BBB                1,400    Hubco Capital Trust I, Ser. B, 8.98%, 2/01/27 .......................................      1,574,174
BBB                3,000    Hubco Capital Trust II, Ser. B, 7.65%, 6/15/28 ......................................      3,180,000
BBB+               3,000    HVB Funding Trust, 8.741%, 6/30/31 (Germany)(2) .....................................      3,053,910
A                    769    JPM Capital Trust I, 7.54%, 1/15/27 .................................................        853,360
A                  1,000    JPM Capital Trust II, 7.95%, 2/01/27 ................................................      1,132,294
NR                 4,500    Lloyds TSB Bank, 6.90%, 10/10/49 ....................................................      4,597,031
BB+                  145    Markel Capital Trust I, Ser. B, 8.71%, 1/01/46 ......................................        145,000
A-                 3,000    North Fork Capital Trust II, 8.00%, 12/15/27 ........................................      2,835,000
AA-               13,000    Royal Bank of Scotland Group PLC, 7.648%, 8/31/49 (United Kingdom) ..................     16,334,240
Baa2               4,000    Safeco Capital Trust I, 8.072%, 7/15/37 .............................................      4,692,964
A+                 7,500    Sun Life Canada U.S. Capital Trust I, 8.526%, 5/29/49(2) ............................      8,837,272
A+                 7,270    Transamerica Capital III, 7.625%, 11/15/37 ..........................................      7,995,927
BBB-               5,000    Webster Capital Trust I, 9.36%, 1/29/27(2) ..........................................      5,648,450
A-                 6,000    Zurich Capital Trust, 8.376%, 6/01/37(2) ............................................      5,509,200
                                                                                                                    ------------
                                                                                                                     197,652,314
                                                                                                                    ------------
                            REAL ESTATE--1.8%
BB+                6,000    Sovereign Real Estate Investor Trust, 12.00%, 8/29/49(2) ............................      8,692,200
                                                                                                                    ------------
                            TELECOMMUNICATION--1.2%
BBB-               5,000    TCI Communications Financing III, 9.65%, 3/31/27 ....................................      5,834,050
                                                                                                                    ------------
                            Total Bank Trust Preferred Securities ...............................................    247,341,068
                                                                                                                    ------------
                            CORPORATE BONDS--24.1%
                            AUTOMOTIVE--1.9%
B                  2,750    Asbury Automotive Group, Inc., 9.00%, 6/15/12 .......................................      2,695,000
B+                 3,000    Dura Operating Corp., Ser. B, 8.625%, 4/15/12 .......................................      3,075,000
B-                 2,850    Rexnord Corp., 10.125%, 12/15/12(2) .................................................      3,149,250
                                                                                                                    ------------
                                                                                                                       8,919,250
                                                                                                                    ------------
                            BASIC MATERIAL--0.5%
BB-                3,000    Alaska Steel Corp., 7.75%, 6/15/12 ..................................................      2,505,000
                                                                                                                    ------------
                            BUILDING & DEVELOPMENT--0.5%
B                  2,200    Collins & Aikman Floorcovering, Ser. B, 9.75%, 2/15/10 ..............................      2,299,000
                                                                                                                    ------------
                            CHEMICAL--0.6%
BB                 3,000    Lyondell Chemical Co., 11.125%, 7/15/12 .............................................      3,030,000
                                                                                                                    ------------
                            CONGLOMERATES--1.7%
BBB-               8,000    Tyco Intl. Group SA, 5.80%, 8/01/06 (Luxembourg) ....................................      8,230,000
                                                                                                                    ------------
                            CONSUMER PRODUCTS--3.4%
B-                 3,000    Buffets Inc., 11.25%, 7/15/10 .......................................................      2,955,000
BB+                8,000    Delhaize America Inc., 8.125%, 4/15/11 ..............................................      8,720,000
BB+                2,000    JC Penney Inc., 8.25%, 8/15/22 ......................................................      1,980,000
BB-                3,000    Levi Strauss & Co., 12.25%, 12/15/12(2) .............................................      2,400,000
                                                                                                                    ------------
                                                                                                                      16,055,000
                                                                                                                    ------------
                            CONTAINERS & GLASS--1.3%
B+                 3,000    Crown European Holdings SA, 9.50%, 3/01/11 (France)(2) ..............................      3,255,000
B                  3,000    Radnor Holdings Inc., 11.00%, 3/15/10(2) ............................................      3,120,000
                                                                                                                    ------------
                                                                                                                       6,375,000
                                                                                                                    ------------
                            ECOLOGICAL SERVICES & EQUIPMENT--0.7%
B+                 3,000    Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09 ......................................      3,195,000
                                                                                                                    ------------
                            ELECTRONICS--0.7%
B                  3,000    Stoneridge, Inc., 11.50%, 5/01/12 ...................................................      3,390,000
                                                                                                                    ------------
                            ENERGY--2.6%
B                  3,000    AES Corp., 8.875%, 2/15/11 ..........................................................      2,925,000
B                  3,000    Dresser, Inc., 9.375%, 4/15/11 ......................................................      3,090,000


                       See Notes to Financial Statements.

                 PRINCIPAL
                  AMOUNT
   RATING(1)       (000)                   DESCRIPTION                                                                  VALUE
--------------------------------------------------------------------------------------------------------------------------------
                            ENERGY--(CON'T)
BB-             $  3,000    Midwest Generation LLC, Ser. A, 8.30%, 7/02/09 ......................................  $   2,970,000
B2                 2,950    Orion Power Holdings, Inc., 12.00%, 5/01/10                                                3,407,250
                                                                                                                   -------------
                                                                                                                      12,392,250
                                                                                                                   -------------
                            FINANCE & BANKING--1.8%
BB                 1,000    Crum & Forster Holdings Corp., 10.375%, 6/15/13(2) ..................................      1,012,500
A3                 5,000    Ford Motor Credit Co., 6.50%, 1/25/07 ...............................................      5,260,000
BB                 2,010    Midland Funding Corp. II, Ser. A, 11.75%, 7/23/05 ...................................      2,170,800
                                                                                                                   -------------
                                                                                                                       8,443,300
                                                                                                                   -------------
                            FOREST PRODUCTS--0.7%
Ba2                3,000    Caraustar Industries, Inc., 9.875%, 4/01/11 .........................................      3,180,000
                                                                                                                   -------------
                            HEALTH CARE--1.1%
B-                 3,000    Insight Health Services Corp., Ser. B, 9.875%, 11/01/11 .............................      3,150,000
B-                 2,000    MedQuest Inc., Ser. B, 11.875%, 8/15/12 .............................................      2,110,000
                                                                                                                   -------------
                                                                                                                       5,260,000
                                                                                                                   -------------
                            HOTELS & CASINOS--1.3%
Ba3                3,000    HMH Properties, Inc., Ser. B, 7.875%, 8/01/08 .......................................      3,045,000
B-                 3,000    Venetian Casino Resort, LLC, 11.00%, 6/15/10 ........................................      3,390,000
                                                                                                                   -------------
                                                                                                                       6,435,000
                                                                                                                   -------------
                            INDUSTRIAL EQUIPMENT--1.3%
BB-                3,000    Mail-Well I Corp., 9.625%, 3/15/12 ..................................................      3,180,000
B+                 3,000    United Rentals, Inc., Ser. B, 9.25%, 1/15/09 ........................................      2,910,000
                                                                                                                   -------------
                                                                                                                       6,090,000
                                                                                                                   -------------
                            LEISURE--0.7%
B                  3,000    Extended Stay America Inc., 9.15%, 3/15/08 ..........................................      3,120,000
                                                                                                                   -------------
                            MEDIA--1.6%
B                  3,000    Dex Media East LLC, Ser. B, 12.125%, 11/15/12 .......................................      3,570,000
B                  1,000    PEI Holdings Inc., 11.00%, 3/15/10(2) ...............................................      1,105,000
B-                 3,000    WRC Media Inc., 12.75%, 11/15/09 ....................................................      3,120,000
                                                                                                                   -------------
                                                                                                                       7,795,000
                                                                                                                   -------------
                            TRANSPORTATION--1.7%
B3                 2,030    Dunlop Standard Aerospace Holdings PLC, 11.875%, 5/15/09 (United Kingdom) ...........      2,192,400
B+                 3,000    Hornbeck Leevac Marine Services Inc., 10.625%, 8/01/08 ..............................      3,300,000
B                  2,500    RailAmerica Transp. Corp., 12.875%, 8/15/10 .........................................      2,775,000
                                                                                                                   -------------
                                                                                                                       8,267,400
                                                                                                                   -------------
                            Total Corporate Bonds ...............................................................    114,981,200
                                                                                                                   -------------
                            Total Long-Term Investments--143.0% (cost $649,446,565) .............................    681,566,899
                                                                                                                   -------------
                            SHORT-TERM INVESTMENTS--1.9%
                            DISCOUNT NOTES--1.9%
A-1+               9,200    Federal Home Loan Bank, Zero Coupon, 7/01/03 (cost $9,200,000) ......................      9,200,000
                                                                                                                   -------------
                            TOTAL INVESTMENTS--144.9% (cost $658,646,565) .......................................    690,766,899
                            Other assets in excess of liabilities--1.4% .........................................      6,814,879
                            Preferred shares at redemption value, including dividends payable--(46.3)% ..........   (220,832,550)
                                                                                                                   -------------
                            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS--100% ..................................  $ 476,749,228
                                                                                                                   =============


----------------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.

(2) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2003, the Trust held 31.7% of its net assets, with a current market value of $150,926,199, in securities restricted as to resale.

(3) Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.

----------------------------------------------------------------------------------------------------
                                     KEY TO ABBREVIATIONS
 CABCO -- Corporate Asset Backed Corporation    PPLUS   -- Preferred Plus
 CORTS -- Corporate Backed Trust Securities     SATURNS -- Structured Asset Trust Unit Repackagings
----------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2003
--------------------------------------------------------------------------------

                                                                                            BLACKROCK             BLACKROCK
                                                                         BLACKROCK          INVESTMENT             PREFERRED
                                                                      ADVANTAGE TERM          QUALITY             OPPORTUNITY
ASSETS                                                                    TRUST(1)          TERM TRUST(1)            TRUST
                                                                      --------------       -------------          -----------
Investments at value(2) ...........................................   $ 139,531,679        $ 446,201,293          690,766,899
Cash ..............................................................         226,977              365,225            9,694,367
Receivable from investments sold ..................................          26,313              144,506            3,619,000
Variation margin receivable .......................................          68,750                   --                   --
Collateral deposited with brokers .................................              --            1,022,500                   --
Income receivable .................................................         326,320            4,115,621            6,083,633
Unrealized appreciation on interest rate swaps ....................              --                   --            1,843,157
Other assets ......................................................          29,385               79,557               66,299
                                                                      -------------        -------------        -------------
                                                                        140,209,424          451,928,702          712,073,355
                                                                      -------------        -------------        -------------

LIABILITIES
Reverse repurchase agreements .....................................      26,814,570          103,781,268                   --
Payable for investments purchased .................................              --                   --           13,951,766
Investments sold short at value(3) ................................              --            1,020,195                   --
Interest payable ..................................................           4,951               24,441               87,656
Investment advisory fee payable ...................................          46,789              170,835              372,118
Administration fee payable ........................................           7,486               22,778                   --
Deferred Directors/Trustees fees ..................................          18,295               50,714                2,137
Other accrued expenses ............................................         283,924              195,069               77,900
                                                                      -------------        -------------        -------------
                                                                         27,176,015          105,265,300           14,491,577
                                                                      -------------        -------------        -------------
PREFERRED SHARES AT REDEMPTION VALUE
$0.001 par value per share and $25,000 liquidation value per share,
   including dividends payable4 ...................................              --                   --          220,832,550
                                                                      -------------        -------------        -------------

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS ......................   $ 113,033,409        $ 346,663,402        $ 476,749,228
                                                                      =============        =============        =============
Composition of Net Assets:
   Par value ......................................................   $      95,107        $     368,106        $      18,306
   Paid-in capital in excess of par ...............................      86,123,272          366,785,094          433,535,477
   Undistributed net investment income ............................      15,943,813            5,852,050            2,002,262
   Accumulated net realized gain (loss) ...........................      (1,437,797)         (47,378,353)           7,229,692
   Net unrealized appreciation ....................................      12,309,014           21,036,505           33,963,491
                                                                      -------------        -------------        -------------
Net assets applicable to common shareholders, June 30, 2003 .......   $ 113,033,409        $ 346,663,402        $ 476,749,228
                                                                      =============        =============        =============
Net asset value per common share(5) ...............................          $11.88                $9.42               $26.04
                                                                             ======                =====               ======

(1) Consolidated Statement of Assets and Liabilities
(2) Investments at cost ...........................................   $ 126,940,234        $ 425,152,718        $ 658,646,565
(3) Proceeds received .............................................              --            1,008,125                   --
(4) Preferred shares outstanding ..................................              --                   --                8,832
(5) Common shares issued and outstanding ..........................       9,510,667           36,810,639           18,305,777




                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE PERIOD(1) ENDED JUNE 30, 2003
--------------------------------------------------------------------------------

                                                                                              BLACKROCK            BLACKROCK
                                                                          BLACKROCK          INVESTMENT            PREFERRED
                                                                       ADVANTAGE TERM          QUALITY            OPPORTUNITY
INVESTMENT INCOME                                                          TRUST(2)          TERM TRUST(2)           TRUST
                                                                       --------------        -------------        ------------
   Interest income .............................................        $  4,947,556         $  8,265,960         $  7,869,627
   Dividend income .............................................                  --                   --            5,736,575
                                                                        ------------         ------------         ------------
     Total investment income ...................................           4,947,556            8,265,960           13,606,202
                                                                        ------------         ------------         ------------
EXPENSES
   Investment advisory .........................................             282,394            1,036,648            1,314,011
   Administration ..............................................              45,183              138,220                   --
   Transfer agent ..............................................               9,668               12,397                6,066
   Custodian ...................................................              45,115               72,179               44,051
   Reports to shareholders .....................................              30,578               47,109               25,274
   Directors/Trustees fees .....................................               7,531               21,818               22,166
   Registration ................................................              11,267               15,620               10,615
   Independent accountants .....................................              20,128               47,109               16,176
   Legal .......................................................              12,268               67,386               13,963
   Organization ................................................                  --                   --               15,000
   Auction agent ...............................................                  --                   --              113,739
   Miscellaneous ...............................................              15,282               25,920               18,544
                                                                        ------------         ------------         ------------
     Total expenses excluding interest expense and excise tax ..             479,414            1,484,406            1,599,605
       Interest expense ........................................             180,932              460,716              330,878
       Excise tax ..............................................             123,973                   --                   --
                                                                        ------------         ------------         ------------
     Total expenses ............................................             784,319            1,945,122            1,930,483
       Less fees paid indirectly ...............................                (486)                (771)              (6,098)
                                                                        ------------         ------------         ------------
     Net expenses ..............................................             783,833            1,944,351            1,924,385
                                                                        ------------         ------------         ------------
Net investment income ..........................................           4,163,723            6,321,609           11,681,817
                                                                        ------------         ------------         ------------

REALIZED AND UNREALIZED GAIN (LOSS) Net realized gain (loss) on:
     Investments ...............................................          (2,550,482)             538,688            6,288,457
     Futures ...................................................                  --           (7,896,920)             941,235
     Options written ...........................................                  --               55,500                   --
                                                                        ------------         ------------         ------------
                                                                          (2,550,482)          (7,302,732)           7,229,692
                                                                        ------------         ------------         ------------
Net change in unrealized appreciation/depreciation on:
     Investments ...............................................             220,028             (267,615)          32,120,334
     Interest rate swaps .......................................                  --                   --            1,843,157
     Futures ...................................................            (282,431)           1,792,500                   --
     Short sales ...............................................                  --                6,635                   --
                                                                        ------------         ------------         ------------
                                                                             (62,403)           1,531,520           33,963,491
                                                                        ------------         ------------         ------------
Net gain (loss) ................................................          (2,612,885)          (5,771,212)          41,193,183
                                                                        ------------         ------------         ------------
DIVIDENDS TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT
   INCOME ......................................................                  --                   --             (526,808)
                                                                        ------------         ------------         ------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
   RESULTING FROM OPERATIONS ...................................        $  1,550,838         $    550,397         $ 52,348,192
                                                                        ============         ============         ============

(1)  Commencement  of  investment   operations  for  Preferred  Opportunity  was
     February 28, 2003. The other Trusts' statements are for six months.

(2)  Consolidated Statement of Operations.

                       See Notes to Financial Statements.

STATEMENTS OF CASH FLOWS (UNAUDITED)
FOR THE PERIOD(1) ENDED JUNE 30, 2003
--------------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE                                                                        BLACKROCK         BLACKROCK
IN NET ASSET RESULTING FROM OPERATIONS                                                BLACKROCK       INVESTMENT        PREFERRED
TO NET CASH FLOWS PROVIDED BY                                                         ADVANTAGE         QUALITY        OPPORTUNITY
(USED FOR) OPERATING ACTIVITIES                                                     TERM TRUST(2)    TERM TRUST(2)        TRUST
                                                                                    -------------    -------------    -------------
Net increase in net assets resulting from operations ............................   $   1,550,838    $     550,397    $  52,348,192
                                                                                    -------------    -------------    -------------
Decrease (increase) in investments ..............................................         358,623        2,415,563     (649,573,716)
Net realized loss (gain) ........................................................       2,550,482        7,302,732       (7,229,692)
Decrease (increase) in unrealized appreciation ..................................          62,403       (1,531,520)     (33,963,491)
Decrease (increase) in receivable for investments sold ..........................         (26,313)         161,110       (3,619,000)
Decrease (increase) in variation margin receivable ..............................         (68,750)         218,750               --
Decrease in collateral deposited with brokers ...................................              --            3,750               --
Decrease (increase) in income receivable ........................................         504,997           72,757       (6,083,633)
Increase in unrealized appreciation on interest rate swaps ......................              --               --       (1,843,157)
Decrease (increase) in other assets .............................................         (11,175)         393,996          (66,299)
Increase (decrease) in payable for investments purchased ........................              --         (207,860)      13,951,766
Decrease in payable to broker ...................................................         (37,282)      (1,855,606)              --
Increase (decrease) in interest payable .........................................           4,428          (75,267)          87,656
Decrease in investments sold short ..............................................              --           (6,635)              --
Increase (decrease) in investment advisory fee payable ..........................          (1,680)          (6,256)         372,118
Decrease in administration fee payable ..........................................            (269)          (6,737)              --
Increase in deferred Directors/Trustees fees ....................................           2,009            5,780            2,137
Increase (decrease) in other accrued expenses ...................................        (453,937)          (1,053)          77,900
                                                                                    -------------    -------------    -------------
   Total adjustments ............................................................       2,883,536        6,883,504     (687,887,411)
                                                                                    -------------    -------------    -------------
Net cash flows provided by (used for) operating activities ......................   $   4,434,374    $   7,433,901    $(635,539,219)
                                                                                    =============    =============    =============
INCREASE IN CASH
Net cash flows provided by (used for) operating activities ......................   $   4,434,374    $   7,433,901    $(635,539,219)
                                                                                    -------------    -------------    -------------
Cash flows provided by (used for) financing activities:
   Capital contributions ........................................................              --               --      433,553,783
   Decrease in reverse repurchase agreements ....................................      (1,059,180)      (4,533,732)              --
   Increase in preferred shares at redemption value including dividends payable .              --               --      220,832,550
   Cash dividends paid to common shareholders ...................................      (3,328,570)      (2,760,679)      (9,152,747)
                                                                                    -------------    -------------    -------------
Net cash flows provided by (used for) financing activities ......................      (4,387,750)      (7,294,411)     645,233,586
                                                                                    -------------    -------------    -------------
   Net increase in cash .........................................................          46,624          139,490        9,694,367
   Cash at beginning of period ..................................................         180,353          225,735               --
                                                                                    -------------    -------------    -------------
   Cash at end of period ........................................................   $     226,977    $     365,225    $   9,694,367
                                                                                    =============    =============    =============

---------------------------
(1)  Commencement  of  investment   operations  for  Preferred  Opportunity  was
     February 28, 2003. This information includes the initial investments by BlackRock Funding, Inc. The other Trusts' statements are for six months.

(2)  Consolidated Statement of Cash Flows.





                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD(1) ENDED JUNE 30, 2003 (UNAUDITED) AND FOR THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                                                                         PREFERRED
                                                              ADVANTAGE                     INVESTMENT QUALITY          OPPORTUNITY
                                                             TERM TRUST(2)                    TERM TRUST(2)                TRUST
                                                     ----------------------------    ------------------------------   --------------
                                                         2003            2002             2003             2002            2003
                                                     ----------------------------    ------------------------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS:
   Net investment income ........................    $  4,163,723    $ 11,342,172    $  6,321,609     $ 22,878,195    $ 11,681,817
   Net realized gain (loss) .....................      (2,550,482)        945,967      (7,302,732)      (1,426,523)      7,229,692
   Net change in unrealized appreciation/
     depreciation ...............................         (62,403)     (2,615,557)      1,531,520       (4,784,710)     33,963,491
   Dividends to preferred shareholders from net
     investment income ..........................              --              --              --               --        (526,808)
                                                     ------------    ------------    ------------     ------------    ------------
Net increase in net assets applicable to common
   shareholders resulting from operations .......       1,550,838       9,672,582         550,397       16,666,962      52,348,192
                                                     ------------    ------------    ------------     ------------    ------------

DIVIDENDS TO COMMON SHAREHOLDERS
   FROM NET INVESTMENT INCOME ...................      (2,773,784)     (6,100,825)     (1,533,670)     (14,723,808)     (9,152,747)
                                                     ------------    ------------    ------------     ------------    ------------

CAPITAL SHARE TRANSACTIONS:
   Net proceeds from the issuance of common
     shares .....................................              --              --              --               --     388,477,506
   Net proceeds from the underwriters'
     overallotment option exercised .............              --              --              --               --      47,650,000
   Offering costs relating to the issuance
     of preferred shares ........................              --              --              --               --      (2,597,000)
   Reinvestment of common dividends .............              --              --              --               --          23,277
                                                     ------------    ------------    ------------     ------------    ------------
     Net proceeds from capital share transactions              --              --              --               --     433,553,783
                                                     ------------    ------------    ------------     ------------    ------------
Total increase (decrease) .......................      (1,222,946)      3,571,757        (983,273)       1,943,154     476,749,228

NET ASSETS APPLICABLE TO COMMON
   SHAREHOLDERS

Beginning of period .............................     114,256,355     110,684,598     347,646,675      345,703,521              --
                                                     ------------    ------------    ------------     ------------    ------------
End of period ...................................    $113,033,409    $114,256,355    $346,663,402     $347,646,675    $476,749,228
                                                     ============    ============    ============     ============    ============
End of period undistributed net
   investment income ............................    $ 15,943,813    $ 14,553,874    $  5,852,050     $  1,064,111    $  2,002,262

-------------------
(1)  Commencement  of  investment   operations  for  Preferred  Opportunity  was
     February 28, 2003. This information includes the initial investment by BlackRock Funding, Inc. The other Trusts' statements are for six months.

(2)  Consolidated Statement of Changes in Net Assets.

                        See Notes to Financial Statements

CONSOLIDATED FINANCIAL HIGHLIGHTS

 BLACKROCK ADVANTAGE TERM TRUST

                                               SIX MONTHS ENDED                                 YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2003      -----------------------------------------------------------------
                                                 (UNAUDITED)         2002           2001          2000          1999         1998
                                              -----------------    --------       --------      --------      --------     ---------
PER SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of period(1) .......   $ 12.01           $ 11.64        $ 10.83       $ 10.04       $ 11.07      $ 10.60
                                                  -------           -------        -------       -------       -------      -------
Investment operations:
   Net investment income ......................      0.44              1.19           1.00          0.59          0.59         0.68
Net realized and unrealized gain (loss) .......     (0.28)            (0.18)          0.41          0.80         (1.02)        0.41
                                                  -------           -------        -------       -------       -------      -------
Net increase (decrease) from
   investment operations ......................      0.16              1.01           1.41          1.39         (0.43)        1.09
                                                  -------           -------        -------       -------       -------      -------
Dividends from net investment income ..........     (0.29)            (0.64)         (0.60)        (0.60)        (0.60)       (0.62)
                                                  -------           -------        -------       -------       -------      -------
Net asset value, end of period(1) .............   $ 11.88           $ 12.01        $ 11.64       $ 10.83       $ 10.04      $ 11.07
                                                  =======           =======        =======       =======       =======      =======
Market price, end of period(1) ................   $ 11.89           $ 11.85        $ 11.15       $  9.88       $  9.06      $  9.81
                                                  =======           =======        =======       =======       =======      =======
TOTAL INVESTMENT RETURN(2) ....................      2.82%            12.26%         19.44%        16.28%        (1.58)%      11.03%
                                                  =======           =======        =======        ======       =======      =======
RATIOS TO AVERAGE NET ASSETS:
Total expenses ................................      1.39%(3)          1.82%          2.87%         4.06%         3.60%        3.71%
Net expenses ..................................      1.39%(3)          1.82%          2.87%         4.06%         3.60%        3.71%
Net expenses excluding interest expense
   and excise tax .............................      0.85%(3)          0.86%          0.92%         0.88%         0.91%        0.91%
Net investment income .........................      7.37%(3)          9.98%          8.78%         5.72%         5.58%        6.23%
SUPPLEMENTALDATA:
Average net assets (000) ......................  $113,894          $113,632       $108,142      $ 98,368      $100,534     $103,812
Portfolio turnover ............................         7%                4%            17%           17%            9%          11%
Net assets, end of period (000) ...............  $113,033          $114,256       $110,685      $103,010      $ 95,443     $105,238
Reverse repurchase agreements
   outstanding, end of period (000) ...........  $ 26,815          $ 27,874       $ 34,500      $ 48,262      $ 47,039     $ 50,051
Asset coverage(4) .............................  $  5,215          $  5,099       $  4,208      $  3,134      $  3,029     $  3,103


---------------

(1) Net asset value and market price are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.

(2) Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

(3)  Annualized.

(4)  Per $1,000 of reverse repurchase agreements outstanding.

The information above represents the unaudited operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's shares.

                        See Notes to Financial Statements

CONSOLIDATED FINANCIAL HIGHLIGHTS

 BLACKROCK INVESTMENT QUALITY TERM TRUST

                                               SIX MONTHS ENDED                          YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2003      -----------------------------------------------------------------
                                                 (UNAUDITED)         2002           2001          2000          1999         1998
                                              -----------------    --------       --------      --------      --------     ---------
PER SHARE OPERATING
   PERFORMANCE:
Net asset value, beginning of period1 .........  $   9.44          $   9.39       $   9.21      $   8.79      $   9.56     $   9.43
                                                 --------          --------       --------      --------      --------     --------
Investment operations:
   Net investment income ......................      0.17              0.62           0.55          0.51          0.52         0.66
Net realized and unrealized gain (loss) .......     (0.15)            (0.17)          0.03          0.36         (0.79)        0.02
                                                 --------          --------       --------      --------      --------     --------
Net increase (decrease) from
   investment operations ......................      0.02              0.45           0.58          0.87         (0.27)        0.68
                                                 --------          --------       --------      --------      --------     --------
Dividends from net investment income ..........     (0.04)            (0.40)         (0.40)        (0.45)        (0.50)       (0.55)
                                                 --------          --------       --------      --------      --------     --------
Net asset value, end of period(1) .............  $   9.42          $   9.44       $   9.39      $   9.21      $   8.79     $   9.56
                                                 ========          ========       ========      ========      ========     ========
Market price, end of period(1) ................  $   9.43          $   9.69       $   9.26      $   8.75      $   7.88     $   8.81
                                                 ========          ========       ========      ========      ========     ========
TOTAL INVESTMENT RETURN(2) ....................     (2.26)%            9.14%         10.62%        17.43%        (4.99)%      11.50%
                                                 ========          ========       ========      ========      ========     ========
RATIOS TO AVERAGE NET ASSETS:
Total expenses ................................      1.13%(3)          1.15%          2.34%         3.53%         3.70%        3.01%
Net expenses ..................................      1.13%(3)          1.15%          2.34%         3.53%         3.70%        3.01%
Net expenses excluding interest expense
   and excise tax .............................      0.86%(3)          0.88%          0.88%         0.91%         0.86%        0.85%
Net investment income .........................      3.66%(3)          6.56%          5.87%         5.79%         5.65%        6.89%
SUPPLEMENTALDATA:
Average net assets (000) ......................  $348,413          $348,589       $346,413      $324,712      $334,553     $353,745
Portfolio turnover ............................        73%               17%            32%           25%           81%         106%
Net assets, end of period (000) ...............  $346,663          $347,647       $345,704      $338,843      $323,431     $351,971
Reverse repurchase agreements
   outstanding, end of period (000) ...........  $103,781          $108,315       $ 13,498      $135,044      $126,627     $105,869
Asset coverage(4) .............................  $  4,340          $  4,210       $ 26,611      $  3,509      $  3,554     $  4,325


------------------
(1) Net asset value and market price are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.

(2) Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

(3)  Annualized.

(4)  Per $1,000 of reverse repurchase agreements outstanding.

The information above represents the unaudited operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's shares.

                        See Notes to Financial Statements

CONSOLIDATED FINANCIAL HIGHLIGHTS

 BLACKROCK PREFERRED OPPORTUNITY TRUST

                                                                         FOR THE PERIOD
                                                                      FEBRUARY 28, 2003(1)
                                                                             THROUGH
                                                                          JUNE 30, 2003
                                                                           (UNAUDITED)
                                                                      -------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period(2) ...............................     $  23.88
                                                                            --------
Investment operations:
   Net investment income ..............................................         0.64
   Net realized and unrealized gain (loss) ............................         2.24
   Dividends to preferred shareholders from net investment income .....        (0.03)
                                                                            --------
Net increase (decrease) from investment operations ....................         2.85
                                                                            --------
Dividends to common shareholders from net investment income ...........        (0.50)
                                                                            --------
Capital charges with respect to issuance of:
   Common shares ......................................................        (0.05)
   Preferred shares ...................................................        (0.14)
                                                                            --------
Total capital charges .................................................        (0.19)
                                                                            ========
Net asset value, end of period(2) .....................................     $  26.04
                                                                            ========
Market price, end of period(2) ........................................     $  25.02
                                                                            ========
TOTAL INVESTMENT RETURN(3) ............................................         2.12%
                                                                            ========
RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:
Total expenses ........................................................         1.31%(4)
Net expenses ..........................................................         1.31%(4)
Net expenses excluding interest expense ...............................         1.09%(4)
Net investment income before preferred share dividends ................         7.95%(4)
Preferred share dividends .............................................         0.36%
Net investment income available to common shareholders ................         7.59%
SUPPLEMENTAL DATA:
Average net assets (000) ..............................................     $435,777
Portfolio turnover ....................................................           59%
Net assets, end of period (000) .......................................     $476,749
Preferred shares outstanding (000) ....................................     $220,800
Asset coverage per preferred share, end of period .....................     $ 78,983


-------------------
(1) Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc. Net asset value immediately after the closing of the public offering was $23.83.

(2) Net asset value and market price are published in BARRON'S on Saturday and THE WALL STREET JOURNAL on Monday.

(3) Total investment return is calculated assuming a purchase of a share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

(4)  Annualized.

The information above represents the unaudited operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust's shares.

                        See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION The BlackRock Advantage Term Trust Inc. ("Advantage") & ACCOUNTING POLICIES and The BlackRock Investment Quality Term Trust Inc.
                          ("Investment  Quality"),  Maryland  corporations,  are
registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended. BlackRock Preferred Opportunity Trust ("Preferred Opportunity"), a Delaware statutory trust, is registered as a non-diversified, closed-end investment company under the Investment Company Act of 1940, as amended.

   Advantage and Investment Quality each transferred, on October 31, 1998, and July 31, 2001, respectively, a substantial portion of their total assets to 100% owned regulated investment company subsidiaries called BAT Subsidiary, Inc. and BQT Subsidiary, Inc., respectively. The financial statements and these notes to the financial statements for Advantage and Investment Quality are consolidated and include the operations of both Advantage and Investment Quality and their respective wholly owned subsidiary after elimination of all intercompany transactions and balances.

The following is a summary of significant accounting policies followed by the Trusts.

SECURITIES VALUATION: The Trusts value most of their securities on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust's Board of Directors/Trustees (the "Board"). In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of each Trust's Board.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Trust may be delayed or limited.

OPTION SELLING/PURCHASING: When a Trust sells or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether a Trust has realized a gain or a loss on investment transactions. A Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

   Options, when used by the Trusts, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of "one" means that a portfolio's or a security's price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

   Option selling and purchasing may be used by the Trusts as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put or call options can be purchased or sold to effectively help manage the targeted duration of the portfolio.

   The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that a Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that a Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, as with futures contracts, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

INTEREST RATE SWAPS: In an interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

   During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by "marking-to-market" to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract, if any.

   The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

SWAP OPTIONS: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether a Trust has realized a gain or loss on investment transactions.

   The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

   Swap options may be used by the Trusts to manage the duration of the Trusts' portfolios in a manner similar to more generic options described above.

INTEREST RATE CAPS: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

   Interest rate caps are intended to both manage the duration of the Trusts' portfolios and their exposure to changes in short-term interest rates. Owning interest rate caps reduces a portfolio's duration, making them less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which the Trusts experience primarily in the form of leverage.

   The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trusts do not anticipate non-performance by any counterparty.

   Transactions fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

INTEREST RATE FLOORS: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

   Interest rate floors are used by the Trusts to both manage the duration of the portfolios and their exposure to changes in short-term interest rates. Selling interest rate floors reduces a portfolio's duration, making it less sensitive to changes in interest rates from a market value perspective. The Trusts' leverage provides extra income in a period of falling rates. Selling floors reduces some of that advantage by partially monetizing it as an up front payment which the Trusts receive.

   The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trusts do not anticipate non-performance by any counterparty.

   Transactions fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

FINANCIAL FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

   Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

SHORT SALES: The Trusts may make short sales of securities as a method of managing potential price declines in similar securities owned. When a Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trusts may have to pay a fee to borrow the particular securi-ties and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which a Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

SECURITY LENDING: The Trusts may lend their portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trusts may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Trusts receive compensation for lending their securities in the form of interest on the loan. The Trusts also continue to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the accounts of the Trusts. The Trusts did not enter into any security lending transactions during the six months ended June 30, 2003.

SEGREGATION: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission ("SEC") require that each Trust segregate assets in connection with certain investments (e.g., when issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

FEDERAL INCOME TAXES: It is each Trust's (excluding Preferred Opportunity) intention to continue, and Preferred Opportunity intends to elect, to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of their taxable income to shareholders. Therefore, no Federal income tax provisions are required.

DIVIDENDS AND DISTRIBUTIONS: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date.

   Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

DEFERRED COMPENSATION AND BLACKROCK CLOSED-END SHARE EQUIVALENT INVESTMENT PLAN:
Under the revised deferred compensation plan approved by each Trust's Board, non-interested Directors/Trustees may elect to defer receipt of all or a portion of their annual compensation. As of January 1, 2003, the Board elected to require its members to defer a portion of their annual complex compensation pursuant to the plan. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end funds selected by the Directors/Trustees.

   The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Directors/Trustees in order to match its deferred compensation obligations.

NOTE 2. AGREEMENTS        Each Trust has an Investment Management Agreement with
                          BlackRock  Advisors,  Inc. (the  "Advisor"),  a wholly
owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to Preferred Opportunity. BlackRock, Inc. is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc. The investment management agreement on Preferred Opportunity covers both investment advisory and administration services. Advantage and Investment Quality have an Administration Agreement with Prudential Investments LLC ("Prudential"), an indirect, wholly owned subsidiary of Prudential Financial, Inc.

   Each Trust's investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.50% for Advantage and 0.60% for Investment Quality, of each Trust's average weekly net assets and 0.65% for Preferred Opportunity of the Trust's average weekly managed assets. "Managed assets" means the total assets of Preferred Opportunity (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

   The administration fee paid to Prudential is computed weekly and payable monthly based on an annual rate of 0.08% for Advantage and Investment Quality based on each Trust's average weekly net assets.

   On May 22, 2003, the Boards of Advantage and Investment Quality approved the change of each Trust's current administrator to the Advisor. The new administration agreements become effective September 1, 2003. Each Trust's fee structure, as described above, will remain unchanged under the new administration agreements.

   Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor. The Advisor pays occupancy and certain clerical and accounting costs for Preferred Opportunity. Each Trust's respective administrator pays occupancy and certain clerical and accounting costs of their respective Trust(s). Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for certain operational support services provided to each Trust.

   Pursuant to the terms of their custody agreements, Advantage, Investment Quality and Preferred Opportunity received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees during the period ended June 30, 2003, the amounts earned were $486, $771 and $6,098, respectively.

NOTE 3. PORTFOLIO         Purchases  and sales of investment  securities,  other
SECURITIES                than  short-term  investments,  dollar  rolls and U.S.
                          government  securities,  for the period ended June 30,
2003, aggregated as follows:


TRUST                                       PURCHASES                SALES
-----                                       ---------                -----
Advantage                                  $  9,465,051           $ 10,101,760
Investment Quality                          375,727,751            282,235,555
Preferred Opportunity                       910,789,608            324,051,247

There were no transactions in U.S. government securities by any Trust for the period ended June 30, 2003.

   A Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage related securities containing loans or mortgages originated by PNCBank or its affiliates, including Midland Loan Services, Inc. It is possible under certain circumstances, that PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc., could have interests that are in conflict with the holders of these mortgage backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc.

   At June 30, 2003, the total cost of securities for Federal income tax purposes and the aggregate gross/net unrealized appreciation/depreciation for securities held by each Trust were as follows:

TRUST                               COST          APPRECIATION       DEPRECIATION           NET
-----                               ----          ------------       ------------           ---
Advantage                       $127,000,074       $16,248,956        $3,717,351        $12,531,605
Investment Quality               425,159,190        25,177,056         4,134,953         21,042,103
Preferred Opportunity            658,646,565        34,427,962         2,307,628         32,120,334

   For Federal income tax purposes, the following Trusts had capital loss carryforwards at December 31, 2002:

                     CAPITAL LOSS                                                   CAPITAL LOSS
TRUST            CARRYFORWARD AMOUNTS     EXPIRES             TRUST             CARRYFORWARD AMOUNTS      EXPIRES
--------         --------------------     -------             -----             --------------------      -------
Advantage              $  98,294            2005         Investment Quality          $ 3,844,468            2003
                          81,418            2008                                       1,498,011            2005
                         253,874            2010                                       9,901,383            2007
                       --------                                                        6,843,565            2008
                       $ 433,586                                                       3,059,351            2009
                        =======                                                        1,548,342            2010
                                                                                     -----------
                                                                                     $26,695,120
                                                                                     ===========

   Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its carryforward amounts.

   Details of open financial futures contracts at June 30, 2003, were as follows:

                         NUMBER OF                           EXPIRATION         VALUE AT            VALUE AT          UNREALIZED
TRUST                    CONTRACTS          TYPE                DATE           TRADE DATE         JUNE 30, 2003      DEPRECIATION
--------                -----------      ----------        --------------   ----------------    ----------------    --------------
LONG POSITION:
Advantage                   100      30 Yr. U.S. T-Bond       Sep. '03        $  12,016,806        $ 11,734,375       $  (282,431)

   Details of open interest rate swap at June 30, 2003, were as follows:

                                      NOTIONAL            FIXED              FLOATING           TERMINATION         UNREALIZED
TRUST                               AMOUNT (000)          RATE                 RATE                DATE            APPRECIATION
--------                          ----------------     ----------        ----------------     ---------------    ----------------
Preferred Opportunity                $60,000              3.51%            3-month LIBOR          6/16/13           $1,843,157

   Preferred Opportunity pays fixed interest rate and receives floating rate.

   Transactions in options written during the period ended June 30, 2003, were as follows:

                                                                                       PREMIUM
TRUST                                                                CONTRACTS        RECEIVED
---------                                                           -----------      -----------

INVESTMENT QUALITY
   Options outstanding at December 31, 2002                                 --        $       --
   Options written                                                         200            55,500
   Options terminated in closing purchase transactions                    (200)          (55,500)
                                                                     ---------        ----------
   Options outstanding at June 30, 2003                                     --        $       --
                                                                     =========        ==========

NOTE 4.  BORROWINGS       REVERSE  REPURCHASE  AGREEMENTS:  The Trusts may enter
                          into reverse  repurchase  agreements  with  qualified,
third-party broker-dealers as determined by and under the direction of each Trust's Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Trust enters into a reverse repurchase agreement, it will maintain with the lender, liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement.

   The average daily balance and weighted average interest rate of reverse repurchase agreements during the period ended June 30, 2003, were as follows:

                                  AVERAGE DAILY           WEIGHTED AVERAGE
TRUST                                BALANCE                INTEREST RATE
-----                             -------------           ----------------
Advantage                          $27,740,093                  1.32%
Investment Quality                  68,846,949                  1.35
Preferred Opportunity               45,573,984                  1.47

DOLLAR ROLLS: The Trusts may enter into dollar rolls in which a Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trusts forgo principal and interest paid on the securities. The Trusts will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date.

NOTE 5. CAPITAL           There are 200 million of $0.01 par value common shares
                          authorized for Advantage and Investment Quality. There
are an unlimited number of $0.001 par value common shares authorized for Preferred Opportunity. At June 30, 2003, the common shares outstanding and the shares owned by affiliates of the Advisor of each Trust were as follows:


                                    COMMON SHARES           COMMON SHARES
TRUST                                OUTSTANDING                OWNED
-----                              ----------------        ----------------
Advantage                              9,510,667                8,378
Investment Quality                    36,810,639                   --
Preferred Opportunity                 18,305,777                4,817


   Transactions in common shares of beneficial interest from February 28, 2003 (commencement of investment operations) through June 30, 2003, for Preferred Opportunity, were as follows:

                                                            SHARES FROM
                                -------------------------------------------------------------------
                                    INITIAL           UNDERWRITERS' EXERCISING         REINVESTMENT       NET INCREASE IN
TRUST                           PUBLIC OFFERING       THE OVER-ALLOTMENT OPTION        OF DIVIDENDS      SHARES OUTSTANDING
-----                           ---------------       -------------------------        ------------      ------------------
Preferred Opportunity             16,304,817                  2,000,000                     960              18,305,777

   Offering   costs  of  $900,000   incurred  in   connection   with   Preferred
Opportunity's offering of common shares have been charged to paid-in capital in excess of par of the common shares.

   On April 8, 2003, Preferred Opportuntiy reclassified common shares of beneficial interest and issued several series of Auction Market Preferred Shares ("preferred shares") listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.


TRUST AND SERIES                       SHARES
----------------                       ------
Preferred Opportunity
T7                                     2,944
W7                                     2,944
R7                                     2,944


   Underwriting discounts of $2,208,000 and offering costs of $389,000 incurred in connection with the preferred share offering have been charged to paid-in capital in excess of par of the common shares.

   Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. The dividend range on the preferred shares for Preferred Opportunity for the period ended June 30, 2003, was 0.96% to 1.35%.

   Preferred Opportunity may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%. The preferred shares are redeemable at the option of Preferred Opportunity, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of Preferred Opportunity, as set forth in Preferred Opportunity's Declaration of Trust, are not satisfied. The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for Preferred Opportunity. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust's sub-classification as a closed-end investment company or change its fundamental investment restrictions and (c) change the nature of its business so as to cease to be an investment company.

   During  the period  ended June 30,  2003,  Preferred  Opportunity  issued 960
shares,   under  the  terms  of  its  Dividend   Reinvestment   Plan.

NOTE  6. DIVIDENDS        Subsequent to June 30, 2003,  the Board of each of the
                          Trusts declared dividends from undistributed  earnings
per common share payable July 31, 2003, to shareholders of record on July 15, 2003. The per share common dividends declared were as follows:


                                   COMMON DIVIDEND
TRUST                                 PER SHARE
-----                            -------------------
Advantage                            $0.058333
Investment Quality                    0.008333
Preferred Opportunity                 0.166667

   The dividends declared on preferred shares for the period July 1, 2003 to July 31, 2003, for Preferred Opportunity were as follows:

                                     DIVIDENDS
TRUST AND SERIES                     DECLARED
----------------                    -----------
Preferred Opportunity
  T7                                  $77,604
  W7                                   74,193
  R7                                   53,875

                           DIVIDEND REINVESTMENT PLANS
--------------------------------------------------------------------------------


   Pursuant to each Trust's respective Dividend Reinvestment Plan (the "Plan"), shareholders of Advantage and Investment Quality may elect, while shareholders of Preferred Opportunity are automatically enrolled, to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the "Plan Agent") in the respective Trust's shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

   After Advantage and/or Investment Quality declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants' account, by the purchase of outstanding shares on the open market, on the Trust's primary exchange or elsewhere ("open market purchases"). The Trust will not issue any new shares under the Plan.

   After Preferred Opportunity declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants' account, depending upon the circumstances described below, either
(i) through receipt of unissued but authorized shares from the Trust ("newly issued shares") or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

   The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

   Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. All correspondence concerning the Plan should be directed to the Plan Agent at 150 Royall Street, Canton, MA 02021, or by calling (800) 699-1BFM.

                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

      The Joint Annual Meeting of Shareholders was held on May 22, 2003, to elect a certain number of Directors for each of the following Trusts to three-year terms, unless otherwise indicated, expiring in 2006:

ADVANTAGE

   Elected the Class III Directors and in accordance with Maryland law elected Walter F. Mondale, for the remainder of his term, as follows:

  DIRECTOR                            VOTES FOR               VOTES WITHHELD
  --------                          -------------            ----------------
  Andrew F. Brimmer                    8,755,790                 247,273
  Kent Dixon                           8,807,518                 195,545
  Robert S. Kapito                     8,807,831                 195,232
  Walter F. Mondale(1)                 8,729,171                 273,892

INVESTMENT QUALITY

   Elected the Class II Directors and in accordance with Maryland law elected Robert S. Kapito, for the remainder of his term, as follows:

  DIRECTOR                            VOTES FOR               VOTES WITHHELD
  --------                          -------------            ----------------
  Frank J. Fabozzi                    34,307,423                 665,060
  Robert S. Kapito(2)                 34,605,319                 367,164
  Walter F. Mondale                   34,169,784                 802,699
  Ralph L. Schlosstein                34,604,688                 367,795


-----------------
(1) Walter F. Mondale's term will expire in 2005.
(2) Robert S. Kapito's term will expire in 2004.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                           BLACKROCK CLOSED-END FUNDS

Directors/Trustees
    Ralph L. Schlosstein, CHAIRMAN
    Andrew F. Brimmer
    Richard E. Cavanagh
    Kent Dixon
    Frank J. Fabozzi
    Robert S. Kapito
    James Clayburn La Force, Jr.
    Walter F. Mondale

Officers
    Robert S. Kapito, PRESIDENT
    Henry Gabbay, TREASURER
    Anne Ackerley, VICE PRESIDENT
    Richard M. Shea, VICE PRESIDENT/TAX
    James Kong, ASSISTANT TREASURER
    Vincent B. Tritto, SECRETARY
    Brian P. Kindelan, ASSISTANT SECRETARY

Investment Advisor
    BlackRock Advisors, Inc.
    100 Bellevue Parkway
    Wilmington, DE 19809
    (800) 227-7BFM

Sub-Advisor(1)
    BlackRock Financial Management, Inc.
    40 East 52nd Street
    New York, NY 10022

Custodian
    State Street Bank and Trust Company
    One Heritage Drive
    North Quincy, MA 02171

Transfer Agent
    EquiServe Trust Company, N.A.
    150 Royall Street
    Canton, MA 02021
    (800) 699-1BFM

Auction Agent(1)
    Bank of New York
    100 Church Street, 8th Floor
    New York, NY 10286

Independent Accountants
    Deloitte & Touche LLP
    200 Berkeley Street
    Boston, MA 02116

Legal Counsel
    Skadden, Arps, Slate, Meagher & Flom LLP
    Four Times Square
    New York, NY 10036

Legal Counsel - Independent Directors/Trustees
    Debevoise & Plimpton
    919 Third Avenue
    New York, NY 10022

   This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

--------------------------------------------------------------------------------
BlackRockAdvisors, Inc.(2)                  Prudential Investments LLC
100 Bellevue Parkway                        Gateway Center Three
Wilmington, DE 19809                        100 Mulberry Street
(800) 227-7BFM                              Newark, NJ 07102-4077
   BlackRock Preferred Opportunity Trust    (800) 227-7BFM
                                               BlackRock Advantage Term Trust
                                               BlackRock Investment Quality Term
                                                 Trust

--------------
(1)  For Preferred Opportunity only.

(2) Provides administrative services for Preferred Opportunity only. Effective September 1, 2003, BlackRock Advisors, Inc. will provide the administrative services for all the Trusts.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 227-7BFM.

This report is for shareholder information. This is
not a prospectus intended for use in the purchase or
sale of Trust shares. Statements and other information                    [LOGO]
contained in this report are as dated and are subject to change.

CLF-SEMI-5

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.


ITEM 6.  [RESERVED.]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.


ITEM 8.  [RESERVED.]


ITEM 9.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


ITEM 10.  EXHIBITS.

(a)(1) Code of Ethics - Not applicable for semi-annual reports.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The BlackRock Advantage Term Trust Inc.

By:      /s/ Henry Gabbay
         ---------------------------
Name:    Henry Gabbay
Title:   Treasurer
Date:    6/27/03

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
         ---------------------------
Name:    Robert S. Kapito
Title:   Principal Executive Officer
Date:    6/27/03

By:      /s/ Henry Gabbay
         ---------------------------
Name:    Henry Gabbay
Title:   Principal Financial Officer
Date:    6/27/03